UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2012

Date of Reporting Period

Item 1.	Schedule of Investments

Eaton Vance Parametric Structured Emerging Markets Fund

Eaton Vance Parametric Structured International Equity Fund

Eaton Vance

Parametric Structured Emerging Markets Fund

April 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Argentina — 0.7%
Arcos Dorados Holdings, Inc., Class A	127,700	$2,281,999
Banco Macro SA, Class B ADR	89,850	1,385,487
BBVA Banco Frances SA ADR(1)	99,888	486,454
Cresud SA ADR	278,630	2,641,412
Grupo Financiero Galicia SA, Class B ADR	213,300	1,192,347
IRSA Inversiones y Representaciones SA ADR	61,510	484,699
MercadoLibre, Inc.	59,700	5,775,378
Pampa Energia SA ADR(1)	77,700	525,252
Petrobras Energia SA ADR(1)	110,925	1,263,436
Telecom Argentina SA ADR	200,060	2,926,878

		$18,963,342

Botswana — 0.3%
Barclays Bank of Botswana	851,265	$824,094
Botswana Insurance Holdings Ltd.	375,511	511,592
First National Bank of Botswana	4,730,800	1,770,492
Letshego Holdings, Ltd.(1)	12,485,691	2,546,278
Sechaba Breweries Ltd.	877,800	1,477,063
Standard Chartered Bank Botswana	531,120	671,186

		$7,800,705

Brazil — 6.3%
AES Tiete SA, PFC Shares	54,200	$759,195
All America Latina Logistica SA (Units)	248,900	1,133,411
Anhanguera Educacional Participacoes SA	45,500	604,868
B2W Companhia Global do Varejo(1)	44,970	191,803
Banco Bradesco SA, PFC Shares	508,556	8,172,007
Banco do Brasil SA	256,998	3,179,190
Banco do Estado do Rio Grande do Sul, PFC Shares	65,400	566,801
Banco Santander Brasil SA	195,300	1,592,195
BM&F Bovespa SA	578,651	3,254,276
BR Malls Participacoes SA	143,000	1,776,481
Bradespar SA, PFC Shares	62,500	1,144,322
Braskem SA, PFC Shares	46,960	330,123
BRF-Brasil Foods SA	202,140	3,695,711
Brookfield Incorporacoes SA	115,000	302,862
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	177,300	2,130,967
CETIP SA - Mercados Organizados	74,700	1,150,979
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	35,769	1,660,707
Cia de Bebidas das Americas, PFC Shares	260,190	10,959,607
Cia de Companhia de Concessoes Rodoviarias (CCR)	345,200	2,680,251
Cia de Saneamento Basico do Estado de Sao Paulo	51,020	2,003,167
Cia de Saneamento de Minas Gerais-Copasa MG	31,600	737,220
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	17,390	561,344

Security	Shares	Value
Cia Energetica de Minas Gerais SA, PFC Shares	187,567	$3,717,589
Cia Energetica de Sao Paulo, PFC Shares	80,000	1,523,490
Cia Hering	59,300	1,471,495
Cia Paranaense de Energia-Copel, PFC Shares	46,100	1,167,888
Cia Siderurgica Nacional SA (CSN)	171,200	1,468,468
Cielo SA	170,383	5,112,876
Contax Participacoes SA, PFC Shares	24,300	317,303
Cosan SA Industria e Comercio	40,000	694,594
CPFL Energia SA	113,600	1,588,249
Cyrela Brazil Realty SA	137,100	1,107,646
Diagnosticos da America SA	89,800	647,772
Duratex SA	47,024	276,300
EcoRodovias Infraestrutura e Logistica SA	55,900	466,285
EDP-Energias do Brasil SA	91,200	637,776
Eletropaulo Metropolitana SA, Class B, PFC Shares	38,280	585,602
Empresa Brasileira de Aeronautica SA	370,600	3,196,319
Estacio Participacoes SA	32,500	405,792
Fibria Celulose SA(1)	47,157	379,502
Gafisa SA	172,300	319,986
Gerdau SA, PFC Shares	225,400	2,119,019
Gol Linhas Aereas Inteligentes SA, PFC Shares	140,900	750,274
Hypermarcas SA	137,500	882,210
Iochpe-Maxion SA	62,900	1,091,259
Itau Unibanco Holding SA, PFC Shares	601,100	9,460,431
Itausa-Investimentos Itau SA, PFC Shares	863,074	4,102,222
JBS SA(1)	284,600	1,119,796
Klabin SA, PFC Shares	112,000	537,041
Light SA	44,500	578,968
LLX Logistica SA(1)	163,000	272,785
Localiza Rent a Car SA	61,100	1,043,362
Lojas Americanas SA, PFC Shares	184,312	1,732,745
Lojas Renner SA	36,200	1,163,588
Marcopolo SA, PFC Shares	262,600	1,412,087
Marfrig Frigorificos e Comercio de Alimentos SA	56,355	310,135
Metalurgica Gerdau SA, PFC Shares	84,300	1,028,238
MMX Mineracao e Metalicos SA(1)	74,400	345,820
MPX Energia SA(1)	20,000	537,313
MRV Engenharia e Participacoes SA	152,400	886,665
Natura Cosmeticos SA	60,200	1,381,712
OGX Petroleo e Gas Participacoes SA(1)	310,200	2,153,003
Oi SA	35,529	240,259
Oi SA, PFC Shares	364,257	2,195,689
PDG Realty SA Empreendimentos e Participacoes	356,400	841,382
Petroleo Brasileiro SA	43,200	507,435
Petroleo Brasileiro SA, PFC Shares	1,574,600	17,586,881
Randon Participacoes SA, PFC Shares	70,700	374,614
Redecard SA	211,300	3,558,340
Rossi Residencial SA	65,000	272,801
Souza Cruz SA	134,500	2,094,958
Suzano Papel e Celulose SA	64,725	244,482
TAM SA, PFC Shares	31,400	759,570

Security	Shares	Value
Telefonica Brasil SA, PFC Shares	136,426	$3,893,489
Tim Participacoes SA	343,827	2,045,483
Totvs SA	102,390	1,995,535
Tractebel Energia SA	58,300	1,004,724
Ultrapar Participacoes SA	75,084	1,705,604
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	128,450	735,868
Vale SA	34,400	768,796
Vale SA, PFC Shares	699,140	15,203,081
Weg SA	114,800	1,212,954

		$163,823,037

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$296,441
Central Cooperative Bank AD(1)	227,900	117,182
Chimimport AD(1)	329,922	289,128
Corporate Commercial Bank AD(1)	10,400	532,133
MonBat AD	60,235	212,233
Petrol AD(1)	102,500	329,550
Sopharma AD	354,600	609,209
Vivacom	44,690	139,101

		$2,524,977

Chile — 3.3%
Administradora de Fondos de Pensiones Provida SA	152,900	$816,349
AES Gener SA	2,001,600	1,266,731
Almendral SA	2,512,600	363,087
Antarchile SA, Series A	101,804	1,815,095
Banco de Chile	48,581,909	7,661,340
Banco de Chile ADR	7,009	656,183
Banco de Credito e Inversiones	49,557	3,565,223
Banco Santander Chile SA	45,248,610	3,572,504
Banmedica SA	241,180	432,543
Besalco SA	482,800	945,496
Cap SA	66,012	2,769,211
Cencosud SA	886,931	5,649,591
CFR Pharmaceuticals SA	1,760,000	439,365
Cia Cervecerias Unidas SA	110,890	1,589,858
Cia General de Electricidad SA	134,950	753,895
Cia Sud Americana de Vapores SA(1)	805,299	93,794
Colbun SA	5,497,110	1,563,804
Corpbanca SA	78,754,570	1,076,361
Embotelladora Andina SA, Class B, PFC Shares	167,941	889,731
Empresa Nacional de Electricidad SA	2,457,063	4,477,011
Empresas CMPC SA	973,320	4,000,825
Empresas Copec SA	369,176	5,981,701
Empresas La Polar SA	210,000	177,485
Enersis SA	9,772,221	3,986,647
ENTEL SA	68,500	1,357,432
Grupo Security SA	1,737,289	673,285
Inversiones Aguas Metropolitanas SA	306,600	540,390
Lan Airlines SA	163,995	4,648,384
Madeco SA(1)	5,047,652	238,804
Minera Valparaiso SA	12,324	417,278
Parque Arauco SA	431,100	837,583
Potasios de Chile SA, Series A(1)	244,730	95,854
Quinenco SA	162,900	503,744
Ripley Corp. SA	1,068,500	1,191,627
S.A.C.I. Falabella SA	823,400	8,079,538

Security	Shares	Value
Salfacorp SA	604,000	$1,543,929
Sigdo Koppers SA	654,331	1,570,071
Sociedad de Inversiones Oro Blanco SA	13,300,000	205,628
Sociedad de Inversiones Pampa Calichera SA, Class A	244,730	400,313
Sociedad Matriz SAAM SA(1)	899,412	107,536
Sociedad Quimica y Minera de Chile SA, Series B	88,040	5,154,269
Socovesa SA	575,700	289,571
Sonda SA	723,900	2,156,330
Vina Concha y Toro SA	369,122	783,747

		$85,339,143

China — 9.0%
Agile Property Holdings, Ltd.	400,000	$520,437
Agricultural Bank of China, Ltd., Class H	5,469,000	2,579,549
Air China, Ltd., Class H(1)	1,068,000	771,415
Alibaba.com, Ltd.(1)	617,500	1,058,633
Aluminum Corp. of China, Ltd., Class H(1)	1,250,000	601,654
Angang Steel Co., Ltd., Class H(1)	484,000	328,967
Anhui Conch Cement Co., Ltd., Class H(1)	376,000	1,250,781
Anta Sports Products, Ltd.	1,021,000	1,007,457
AsiaInfo-Linkage, Inc.(1)	72,600	914,760
Baidu, Inc. ADR(1)	80,000	10,616,000
Bank of China, Ltd., Class H	14,055,000	5,852,807
Bank of Communications, Ltd., Class H	1,522,900	1,173,861
Beijing Capital International Airport Co., Ltd., Class H	772,000	498,996
Beijing Enterprises Holdings, Ltd.	270,500	1,507,766
BYD Co., Ltd., Class H(1)	607,200	1,586,490
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,391,958	271,300
China Agri-Industries Holdings, Ltd.	1,605,000	1,173,720
China Bluechemical, Ltd., Class H(1)	468,000	333,549
China CITIC Bank Corp., Ltd., Class H	2,891,000	1,831,797
China Coal Energy Co., Class H(1)	1,190,000	1,359,561
China Communications Construction Co., Ltd., Class H(1)	1,769,000	1,762,634
China Communications Services Corp., Ltd., Class H	884,000	451,186
China Construction Bank Corp., Class H	16,709,630	12,988,874
China COSCO Holdings Co., Ltd., Class H	1,542,975	889,657
China Dongxiang (Group) Co., Ltd.	2,459,000	331,014
China Eastern Airlines Corp., Ltd., Class H(1)	1,120,000	372,365
China Everbright International, Ltd.	1,134,000	533,670
China Everbright, Ltd.	236,000	372,525
China High Speed Transmission Equipment Group Co., Ltd.	651,000	313,415
China International Marine Containers Co., Ltd., Class B	482,672	708,899
China Life Insurance Co., Ltd., Class H(1)	1,701,000	4,528,991
China Longyuan Power Group Corp., Class H(1)	1,363,000	1,067,995
China Mengniu Dairy Co., Ltd.	748,000	2,307,588
China Merchants Bank Co., Ltd., Class H(1)	924,524	1,996,239
China Merchants Holdings (International) Co., Ltd.	426,035	1,374,568
China Minsheng Banking Corp, Ltd., Class H	1,334,700	1,384,562
China Mobile, Ltd.	2,287,500	25,322,533
China National Building Material Co., Ltd., Class H(1)	900,000	1,206,177
China National Materials Co., Ltd., Class H	681,000	261,859
China Oilfield Services, Ltd., Class H	424,000	683,048
China Overseas Land & Investment, Ltd.	996,160	2,155,277
China Pacific Insurance (Group) Co., Ltd., Class H	297,400	959,296
China Petroleum & Chemical Corp., Class H	4,549,000	4,831,540

Security	Shares	Value
China Pharmaceutical Group, Ltd.	1,402,000	$288,087
China Railway Construction Corp., Class H	1,032,000	818,629
China Railway Group, Ltd., Class H	1,578,000	622,011
China Resources Enterprise, Ltd.	634,000	2,294,878
China Resources Gas Group, Ltd.	164,000	317,738
China Resources Land, Ltd.	562,000	1,075,442
China Resources Power Holdings Co., Ltd.	787,600	1,431,468
China Shenhua Energy Co., Ltd., Class H(1)	953,500	4,210,704
China Shineway Pharmaceutical Group, Ltd.	381,000	592,754
China Shipping Container Lines Co., Ltd., Class H(1)	2,613,000	846,517
China Shipping Development Co., Ltd., Class H(1)	830,000	536,277
China Southern Airlines Co., Ltd., Class H(1)	1,434,000	642,622
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	1,197,158
China Telecom Corp., Ltd., Class H(1)	6,614,000	3,544,779
China Travel International Investment Hong Kong, Ltd.	4,692,000	939,822
China Unicom (Hong Kong), Ltd.	2,162,372	3,787,418
China Vanke Co., Ltd., Class B	445,120	593,170
China Yurun Food Group, Ltd.	937,000	1,189,928
China Zhongwang Holdings, Ltd.	464,000	190,960
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	466,582
Citic Pacific, Ltd.	665,000	1,091,332
CNOOC, Ltd.	4,443,000	9,388,716
Cosco Pacific, Ltd.	868,000	1,254,781
Country Garden Holdings Co.(1)	1,479,000	635,949
Ctrip.com International, Ltd. ADR(1)	78,500	1,701,095
Datang International Power Generation Co., Ltd., Class H	1,562,000	553,604
Dongfeng Motor Group Co., Ltd., Class H	1,488,000	2,914,132
Fibrechem Technologies, Ltd.(1)(2)	100,200	0
Focus Media Holding, Ltd. ADR	65,800	1,571,962
FU JI Food & Catering Services(1)(2)	83,000	0
Global Bio-chem Technology Group Co., Ltd.	2,418,000	474,374
Golden Eagle Retail Group, Ltd.	535,000	1,406,790
Great Wall Motor Co., Ltd., Class H	862,500	1,848,833
Guangdong Investment, Ltd.	872,000	639,817
Guangzhou Automobile Group Co., Ltd., Class H(1)	1,588,013	1,753,338
Guangzhou R&F Properties Co., Ltd., Class H	362,400	481,387
Harbin Electric Co., Ltd., Class H(1)	448,000	465,154
Hengdeli Holdings, Ltd.	1,706,000	679,774
Hidili Industry International Development, Ltd.	594,000	201,745
Home Inns & Hotels Management, Inc. ADR(1)	29,100	691,416
Huaneng Power International, Inc., Class H(1)	2,148,000	1,271,438
Industrial & Commercial Bank of China, Ltd., Class H	14,079,000	9,336,506
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	401,700	453,982
Inner Mongolia Yitai Coal Co., Ltd., Class B	210,400	1,203,040
Jiangsu Expressway Co., Ltd., Class H(1)	594,000	584,648
Jiangxi Copper Co., Ltd., Class H	470,000	1,131,503
Kingboard Chemical Holdings, Ltd.	205,000	572,685
Kunlun Energy Co., Ltd.	794,000	1,389,325
Lee & Man Paper Manufacturing, Ltd.	1,220,000	569,169
Lenovo Group, Ltd.	2,156,000	2,059,073
Li Ning Co., Ltd.	511,000	468,276
Lianhua Supermarket Holdings Ltd., Class H	104,400	109,107
Maanshan Iron & Steel Co., Ltd., Class H	1,422,000	398,046

Security	Shares	Value
Metallurgical Corp. of China, Ltd., Class H	1,156,000	$255,153
Mindray Medical International, Ltd. ADR	59,100	1,936,116
NetEase.com, Inc. ADR(1)	30,800	1,857,856
New Oriental Education & Technology Group, Inc. ADR(1)	101,900	2,723,787
Nine Dragons Paper Holdings, Ltd.	786,000	644,365
NWS Holdings, Ltd.	472,500	709,904
Parkson Retail Group, Ltd.	1,056,500	1,171,874
PetroChina Co., Ltd., Class H	5,878,000	8,783,099
PICC Property & Casualty Co., Ltd., Class H	570,000	708,999
Ping An Insurance (Group) Co. of China, Ltd., Class H	408,000	3,388,955
Poly (Hong Kong) Investments, Ltd.(1)	675,000	352,068
Ports Design, Ltd.(2)	249,500	366,597
Renhe Commercial Holdings Co., Ltd.	3,020,000	173,933
Semiconductor Manufacturing International Corp.(1)	9,346,000	462,958
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	1,600,872
Shanghai Electric Group Co., Ltd., Class H(1)	1,704,000	853,119
Shanghai Industrial Holdings, Ltd.	210,000	697,947
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	784,350	359,963
Shimao Property Holdings, Ltd.	417,000	546,690
SINA Corp.(1)	32,100	1,878,171
Sino Biopharmaceutical, Ltd.	1,508,000	411,185
Sino-Ocean Land Holdings, Ltd.	877,000	406,788
Sinopec Shanghai Petrochemical Co., Ltd., Class H	854,000	298,625
Sinotrans Shipping, Ltd.	1,000,000	238,000
Sinotruk Hong Kong, Ltd.	790,500	480,642
Sohu.com, Inc.(1)	13,200	680,724
Sound Global, Ltd.	691,000	294,205
Standard Chartered PLC	42,786	1,048,837
Suntech Power Holdings Co., Ltd. ADR(1)	217,500	548,100
Swire Pacific, Ltd., Class H	345,000	785,586
Swire Properties, Ltd.	48,300	132,288
Tencent Holdings, Ltd.	325,100	10,178,703
Tingyi (Cayman Islands) Holding Corp.	866,000	2,306,529
Tsingtao Brewery Co., Ltd., Class H	254,000	1,536,545
Want Want China Holdings, Ltd.	3,043,000	3,729,960
Weichai Power Co., Ltd., Class H(1)	194,000	905,612
Wumart Stores, Inc., Class H	185,000	424,317
WuXi PharmaTech (Cayman), Inc. ADR(1)	47,100	677,298
Yangzijiang Shipbuilding Holdings, Ltd.	1,235,000	1,171,552
Yantai Changyu Pioneer Wine Co., Ltd., Class B	75,600	798,670
Yanzhou Coal Mining Co., Ltd., Class H(1)	578,000	1,210,592
Zhaojin Mining Industry Co., Ltd., Class H	362,000	502,929
Zhejiang Expressway Co., Ltd., Class H	480,000	344,042
Zhuzhou CSR Times Electric Co., Ltd., Class H	152,000	427,527
Zijin Mining Group Co., Ltd., Class H(1)	2,154,000	700,826
ZTE Corp., Class H(1)	295,953	714,531

		$235,358,392

Colombia — 1.7%
Almacenes Exito SA	265,790	$4,313,255
Banco de Bogota	47,030	1,336,944
Bancolombia SA ADR, PFC Shares	86,900	5,894,427
Bolsa de Valores de Colombia	16,150,000	312,484
Cementos Argos SA	239,340	1,656,821
Cia Colombiana de Inversiones SA	288,870	781,846

Security	Shares	Value
Cia de Cemento Argos SA	260,050	$2,508,454
Corporacion Financiera Colombiana SA	54,754	1,065,640
Ecopetrol SA	2,398,490	7,757,347
Empresa de Energia de Bogota SA	530,285	308,414
Empresa de Telecommunicaciones de Bogota SA	2,532,380	692,590
Fabricato SA(1)	36,122,860	1,824,200
Grupo Aval Acciones y Valores SA	3,145,485	2,266,688
Grupo de Inversiones Suramericana	152,870	2,772,231
Grupo Nutresa SA	307,655	3,774,158
Grupo Odinsa SA	60,098	321,899
Interconexion Electrica SA	657,460	4,252,797
ISAGEN SA ESP	1,543,100	2,158,298
Tableros y Maderas de Caldas	177,883,873	1,029,526

		$45,028,019

Croatia — 0.5%
Adris Grupa DD, PFC Shares	50,044	$1,925,737
Atlantska Plovidba DD(1)	5,167	292,023
Dalekovod DD(1)	19,495	434,719
Ericsson Nikola Tesla	6,040	1,324,142
Hrvatski Telekom DD	142,830	5,225,852
Koncar-Elektroindustrija DD	8,119	727,023
Petrokemija DD(1)	25,975	1,227,610
Podravka Prehrambena Industrija DD(1)	18,635	776,683
Privredna Banka Zagreb DD	3,177	307,991
Zagrebacka Banka DD(1)	83,995	629,003

		$12,870,783

Czech Republic — 1.5%
CEZ AS	364,260	$14,685,457
Komercni Banka AS	50,264	9,234,414
New World Resources PLC, Class A	563,100	3,787,357
Pegas Nonwovens SA	61,300	1,398,582
Philip Morris CR AS	2,713	1,580,409
Telefonica 02 Czech Republic AS	221,904	4,478,237
Unipetrol AS(1)	394,407	3,642,238

		$38,806,694

Egypt — 1.7%
Alexandria Mineral Oils Co.	132,820	$1,878,530
Amer Group Holding(1)	3,640,500	403,092
Arab Cotton Ginning	1,993,380	875,072
Citadel Capital Co.(1)	495,400	257,782
Commercial International Bank	1,123,204	4,786,979
Eastern Tobacco	66,704	994,460
Egypt Kuwaiti Holding Co.	1,348,596	1,494,948
Egyptian Financial & Industrial Co.(1)	87,400	151,385
Egyptian Financial Group-Hermes Holding SAE(1)	956,838	2,117,699
Egyptian Resorts Co.(1)	4,721,950	857,936
El Ezz Aldekhela Steel Alexa Co.	4,000	349,730
El Sewedy Cables Holding Co.	159,606	566,801
Ezz Steel	871,345	1,042,891
Juhayna Food Industries	2,646,000	1,900,097
Maridive & Oil Services SAE	611,799	771,233
Misr Beni Suef Cement Co.	46,100	400,320

Security	Shares	Value
MobiNil-Egyptian Co. for Mobil Services	100,400	$3,269,068
National Societe General Bank	148,026	700,621
Orascom Construction Industries (OCI)	197,138	8,656,212
Orascom Telecom Holding SAE(1)	6,213,866	3,417,438
Orascom Telecom Media And Technology Holding SAE(1)	6,732,609	1,570,320
Oriental Weavers Co.	187,375	588,839
Palm Hills Developments SAE(1)	1,720,500	529,622
Pioneers Holding(1)	552,900	383,178
Sidi Kerir Petrochemicals Co.	929,400	1,875,971
Six of October Development & Investment Co.	112,178	295,176
South Valley Cement	1,147,902	593,428
Talaat Moustafa Group(1)	2,096,460	1,444,911
Telecom Egypt	869,684	1,853,176

		$44,026,915

Estonia — 0.2%
AS Merko Ehitus	50,618	$387,302
AS Nordecon International(1)	145,374	220,667
AS Olympic Entertainment Group	503,790	977,280
AS Tallink Group(1)	3,623,652	3,140,862
AS Tallinna Kaubamaja	137,340	1,044,451
AS Tallinna Vesi	58,790	599,162

		$6,369,724

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$12,324
CAL Bank, Ltd.	1,298,010	171,366
Ghana Commercial Bank, Ltd.(1)	1,453,841	1,488,507
HFC Bank Ghana, Ltd.	1,235,326	299,554
Produce Buying Co., Ltd.	582,428	75,324
Standard Chartered Bank of Ghana, Ltd.	24,700	683,468

		$2,730,543

Hungary — 1.6%
EGIS Pharmaceuticals PLC	13,302	$888,116
FHB Mortgage Bank Rt.(1)	39,750	104,869
Magyar Telekom Rt.	2,772,000	6,973,039
MOL Hungarian Oil & Gas Rt.(1)	137,200	11,343,006
OTP Bank Rt.	761,630	13,351,138
PannErgy PLC(1)	66,310	193,019
Richter Gedeon Rt.	55,700	9,625,763

		$42,478,950

India — 6.1%
ABB, Ltd.	19,900	$307,834
ACC, Ltd.	34,570	809,440
Adani Enterprises, Ltd.	168,100	893,214
Adani Ports and Special Economic Zone, Ltd.	525,500	1,266,403
Aditya Birla Nuvo, Ltd.	17,702	312,197
Amtek Auto, Ltd.	152,500	365,442
Asian Paints, Ltd.	20,230	1,347,364
Axis Bank, Ltd.	100,500	2,102,802
Bajaj Auto, Ltd.	38,560	1,184,289
Bank of Baroda	51,960	757,347
Bank of India	64,300	429,719
Bharat Forge, Ltd.	63,650	389,293

Security	Shares	Value
Bharat Heavy Electricals, Ltd.	356,400	$1,511,529
Bharat Petroleum Corp., Ltd.	49,500	628,577
Bharti Airtel, Ltd.	1,223,560	7,190,313
Biocon, Ltd.	51,500	234,829
Cairn India, Ltd.(1)	262,800	1,722,381
Canara Bank, Ltd.	104,600	862,441
Cipla, Ltd.	180,610	1,067,503
Coal India, Ltd.	324,500	2,168,974
Colgate-Palmolive (India), Ltd.	24,900	523,451
Container Corp. of India, Ltd.	25,560	427,862
Crompton Greaves, Ltd.	213,600	529,191
Dabur India, Ltd.	364,400	771,923
Divi’s Laboratories, Ltd.	46,800	759,410
DLF, Ltd.	312,600	1,108,230
Dr. Reddy’s Laboratories, Ltd.	49,620	1,660,201
Educomp Solutions, Ltd.	55,565	204,880
Essar Oil, Ltd.(1)	198,130	204,206
Financial Technologies India, Ltd.	32,600	422,344
GAIL (India), Ltd.	354,050	2,211,646
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	349,997
Glenmark Pharmaceuticals, Ltd.	84,160	520,019
GMR Infrastructure, Ltd.(1)	976,800	496,506
Grasim Industries, Ltd.	8,158	396,214
Gujarat Ambuja Cements, Ltd.	349,800	996,950
Gujarat State Petronet, Ltd.	383,800	482,521
GVK Power & Infrastructure, Ltd.(1)	2,796,900	851,960
HCL Technologies, Ltd.	117,100	1,136,120
HDFC Bank, Ltd.	509,020	5,241,878
Hero MotoCorp, Ltd.	47,600	2,014,845
Hindalco Industries, Ltd.	456,010	1,039,382
Hindustan Petroleum Corp., Ltd.	40,900	234,229
Hindustan Unilever, Ltd.	520,800	4,094,874
Hindustan Zinc, Ltd.	148,400	360,689
Housing Development & Infrastructure, Ltd.(1)	325,214	496,370
Housing Development Finance Corp., Ltd.	462,300	5,890,038
ICICI Bank, Ltd.	257,370	4,308,531
IDBI Bank, Ltd.	199,900	385,047
Idea Cellular, Ltd.(1)	919,400	1,370,032
IFCI, Ltd.	1,227,800	963,753
Indiabulls Financial Services, Ltd.	165,200	759,139
Indiabulls Infrastructure and Power, Ltd.(1)	1,014,800	46,407
Indiabulls Real Estate, Ltd.	344,000	409,926
Indian Hotels Co., Ltd.	164,280	192,809
Indian Oil Corp., Ltd.	186,600	937,546
Infosys, Ltd.	288,500	13,377,651
Infrastructure Development Finance Co., Ltd.	515,700	1,177,206
ITC, Ltd.	824,860	3,839,273
IVRCL, Ltd.	511,500	599,022
Jaiprakash Associates, Ltd.	705,400	995,969
Jindal Steel & Power, Ltd.	206,600	1,975,105
JSW Steel, Ltd.	78,700	1,031,970
Kotak Mahindra Bank, Ltd.	118,200	1,301,555
Lanco Infratech, Ltd.(1)	983,300	261,008
Larsen & Toubro, Ltd.	95,660	2,217,941
LIC Housing Finance, Ltd.	212,000	1,047,459
Lupin, Ltd.	96,500	1,015,242

	N(000.000.000	N(000.000.000
Security	Shares	Value
Mahindra & Mahindra, Ltd.	146,460	$1,963,572
Maruti Suzuki India, Ltd.	47,150	1,227,944
Mphasis, Ltd.	39,900	278,853
Nestle India, Ltd.	9,530	845,879
Nicholas Piramal India, Ltd.	76,807	641,684
NTPC, Ltd.	1,332,900	4,102,962
Oil & Natural Gas Corp., Ltd.	943,680	4,842,331
Power Grid Corporation of India, Ltd.	1,220,700	2,587,083
Ranbaxy Laboratories, Ltd.(1)	82,560	785,758
Reliance Capital, Ltd.	97,735	608,759
Reliance Communications, Ltd.	763,260	1,086,732
Reliance Industries, Ltd.	712,638	10,051,798
Reliance Infrastructure, Ltd.	144,100	1,437,999
Reliance Power, Ltd.(1)	732,050	1,489,467
Satyam Computer Services, Ltd.(1)	445,150	652,318
Sesa Goa, Ltd.	174,300	623,584
Shree Renuka Sugars, Ltd.	283,600	171,691
Siemens India, Ltd.	47,180	693,973
State Bank of India	42,700	1,725,300
State Bank of India GDR	9,600	780,208
Steel Authority of India, Ltd.	455,400	816,597
Sterlite Industries (India), Ltd.	556,020	1,125,344
Sun Pharmaceuticals Industries, Ltd.	251,400	2,884,875
Sun TV Network, Ltd.	43,800	237,999
Suzlon Energy, Ltd.(1)	1,134,050	488,200
Tata Communications, Ltd.	65,700	298,030
Tata Consultancy Services, Ltd.	249,700	5,905,056
Tata Motors, Ltd.	477,250	2,856,629
Tata Power Co., Ltd.	1,003,900	2,010,323
Tata Steel, Ltd.	150,796	1,322,761
Tata Tea, Ltd.	118,000	262,466
Tata Teleservices Maharashtra, Ltd.(1)	791,600	207,851
Titan Industries, Ltd.	178,000	785,851
Torrent Power, Ltd.	44,700	173,473
Unitech, Ltd.(1)	1,726,100	869,605
United Phosphorus, Ltd.	103,100	227,036
United Spirits, Ltd.	54,500	805,142
Voltas, Ltd.	129,000	269,177
Wipro, Ltd.	277,733	2,136,071
Yes Bank, Ltd.	148,900	982,475
Zee Entertainment Enterprises, Ltd.	373,114	891,024

		$159,344,298

Indonesia — 3.3%
Adaro Energy Tbk PT	12,875,000	$2,594,353
AKR Corporindo Tbk PT	3,936,500	1,762,351
Aneka Tambang Tbk PT	2,434,000	454,650
Astra Argo Lestari Tbk PT	321,000	743,823
Astra International Tbk PT	1,254,200	9,658,297
Bakrie & Brothers Tbk PT(1)	78,245,500	424,452
Bakrieland Development Tbk PT(1)	27,657,500	350,914
Bank Central Asia Tbk PT	8,829,000	7,667,121
Bank Danamon Indonesia Tbk PT	2,004,803	1,218,624
Bank Mandiri Tbk PT	4,964,500	3,981,279
Bank Negara Indonesia Persero Tbk PT	3,795,500	1,655,757
Bank Pan Indonesia Tbk PT(1)	1,456,500	135,751
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,325,500	371,165

	N(000.000.000	N(000.000.000
Security	Shares	Value
Bank Rakyat Indonesia Tbk PT	6,448,000	$4,642,123
Bank Tabungan Negara Tbk PT	3,180,000	475,493
Berlian Laju Tanker Tbk PT(1)(2)	7,544,500	128,717
Bumi Resources Tbk PT	11,727,000	2,575,041
Bumi Serpong Damai Tbk PT	3,554,000	550,063
Charoen Pokphand Indonesia Tbk PT	5,900,000	1,755,405
Delta Dunia Makmur Tbk PT(1)	4,150,000	229,753
Energi Mega Persada Tbk PT(1)	39,618,700	828,527
Gudang Garam Tbk PT	394,000	2,530,334
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	1,021,000	117,557
Indo Tambangraya Megah Tbk PT	329,000	1,419,915
Indocement Tunggal Prakarsa Tbk PT	1,342,000	2,627,805
Indofood Sukses Makmur Tbk PT	3,154,000	1,657,356
Indosat Tbk PT	1,134,000	595,749
Jasa Marga Tbk PT	2,684,500	1,557,741
Kalbe Farma Tbk PT	3,195,500	1,395,116
Lippo Karawaci Tbk PT	10,273,500	925,846
Medco Energi Internasional Tbk PT	2,095,000	477,119
Perusahaan Gas Negara Tbk PT	12,057,000	4,378,198
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,752,500	555,847
Semen Gresik (Persero) Tbk PT	2,122,000	2,796,736
Tambang Batubara Bukit Asam Tbk PT	675,500	1,352,117
Telekomunikasi Indonesia Tbk PT	10,950,000	10,096,630
Trada Maritime Tbk PT	4,777,000	487,820
Unilever Indonesia Tbk PT	711,800	1,535,479
United Tractors Tbk PT	2,033,583	6,523,528
Vale Indonesia Tbk PT	2,399,000	805,719
XL Axiata Tbk PT	2,085,000	1,223,231

		$85,263,502

Jordan — 0.8%
Arab Bank PLC	932,025	$10,734,701
Arab Potash Co. PLC	41,180	2,369,043
Bank of Jordan	123,610	377,390
Capital Bank of Jordan(1)	210,413	353,826
Jordan Ahli Bank	151,000	283,600
Jordan Petroleum Refinery	178,870	1,426,390
Jordan Phosphate Mines	63,363	1,233,136
Jordan Steel	378,281	1,043,845
Jordan Telecom Corp.	192,200	1,469,669
Jordanian Electric Power Co.	299,496	1,301,939
Royal Jordanian Airlines(1)	150,000	131,338
Taameer Jordan Holdings PSC(1)	1,228,805	417,705
United Arab Investors(1)	1,061,925	105,793

		$21,248,375

Kazakhstan — 0.8%
Eurasian Natural Resources Corp.	537,400	$4,898,777
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	668,700	4,511,409
Kazakhmys PLC	333,000	4,674,375
Kazkommertsbank JSC GDR(1)(3)	48,600	138,364
KazMunaiGas Exploration Production GDR(3)	290,300	5,793,204

		$20,016,129

Kenya — 0.9%
Athi River Mining, Ltd.	78,100	$173,839
Bamburi Cement Co., Ltd.	546,000	983,732
Barclays Bank of Kenya, Ltd.	8,931,260	1,374,125

Security	Shares	Value
Co-operative Bank of Kenya, Ltd. (The)	7,737,000	$1,268,852
East African Breweries, Ltd.	2,466,480	6,212,574
Equity Bank, Ltd.	12,613,200	3,142,252
KenolKobil, Ltd.	4,090,000	609,932
Kenya Airways, Ltd.	1,264,800	226,108
Kenya Commercial Bank, Ltd.	11,014,620	2,970,161
Kenya Electricity Generating Co., Ltd.	2,321,100	225,226
Kenya Power & Lighting, Ltd.	9,484,354	1,744,085
Mumias Sugar Co., Ltd.	3,844,600	239,897
Nation Media Group, Ltd.	339,320	679,664
Safaricom, Ltd.	82,990,072	3,340,388
Standard Chartered Bank Kenya, Ltd.	149,188	294,965

		$23,485,800

Kuwait — 1.5%
Aerated Concrete Industries Co.	208,372	$173,756
Agility Public Warehousing Co. KSC	735,000	1,108,676
Ahli United Bank	275,625	881,906
Al Ahli Bank of Kuwait KSC	367,500	767,091
Al Safat Energy Holding Co. KSCC(1)	1,880,000	552,229
Al Safwa Group Holding Co. KSC(1)	8,080,000	524,342
Al-Qurain Petrochemicals Co.(1)	1,780,000	1,380,669
Boubyan Bank KSC(1)	535,000	1,135,240
Boubyan Petrochemicals Co.	1,090,000	2,428,166
Burgan Bank SAK	458,792	717,327
Combined Group Contracting Co.	66,550	402,062
Commercial Bank of Kuwait SAK(1)	365,000	1,024,469
Commercial Real Estate Co. KSCC	1,226,862	392,481
Gulf Bank(1)	1,002,750	1,587,250
Gulf Cable and Electrical Industries Co.	187,500	875,086
Kuwait Cement Co.	84,000	136,058
Kuwait Finance House KSC	1,253,388	3,288,206
Kuwait Foods Co. (Americana)	172,500	844,128
Kuwait International Bank	834,000	808,626
Kuwait Pipes Industries & Oil Services Co.(1)	970,000	418,932
Kuwait Portland Cement Co.	165,000	509,209
Kuwait Projects Co. Holdings KSC	485,651	566,349
Kuwait Real Estate Co.(1)	920,000	188,592
Mabanee Co. SAKC	577,593	2,074,137
Mena Holding Group(1)(2)	198,000	11,614
Mobile Telecommunications Co.	2,250,000	5,980,320
National Bank of Kuwait SAK	1,802,893	6,880,077
National Industries Group Holding(1)	2,692,500	2,168,107
National Investment Co.(1)	270,000	141,545
National Mobile Telecommunication Co. KSC	122,500	1,064,604
National Ranges Co.(1)	7,920,000	668,882
Sultan Center Food Products Co.(1)	1,320,000	512,653

		$40,212,789

Latvia — 0.0%(4)
Grindeks(1)	42,000	$364,992
Latvian Shipping Co.(1)	405,000	229,355

		$594,347

Security	Shares	Value
Lebanon — 0.2%
Solidere	86,340	$1,174,692
Solidere GDR(3)	314,650	4,128,902

		$5,303,594

Lithuania — 0.1%
Apranga PVA	278,536	$689,997
Klaipedos Nafta PVA(1)	1,345,900	758,733
Lesto AB	62,755	53,391
Pieno Zvaigzdes	63,600	145,624
Rokiskio Suris	69,800	125,278
Siauliu Bankas(1)	760,297	265,702

		$2,038,725

Malaysia — 3.1%
Aeon Co. (M) Bhd	165,300	$517,744
Airasia Bhd	915,300	1,004,214
Alliance Financial Group Bhd	560,300	728,855
AMMB Holdings Bhd	638,000	1,316,048
Axiata Group Bhd	1,388,450	2,436,221
Batu Kawan Bhd	175,500	1,088,547
Berjaya Corp. Bhd	2,289,600	604,210
Berjaya Sports Toto Bhd	479,914	684,387
Boustead Holdings Bhd	390,610	673,792
British American Tobacco Malaysia Bhd	71,000	1,302,003
Bursa Malaysia Bhd	221,700	493,951
CIMB Group Holdings Bhd	1,230,100	3,006,002
Dialog Group Bhd	1,468,473	1,094,167
Digi.com Bhd	1,672,000	2,225,170
Gamuda Bhd	1,748,500	2,050,900
Genting Bhd	1,047,300	3,569,778
Genting Plantations Bhd	163,400	506,442
Hong Leong Bank Bhd	307,200	1,239,939
Hong Leong Financial Group Bhd	145,000	571,178
IJM Corp. Bhd	1,077,290	1,944,870
IOI Corp. Bhd	1,482,818	2,553,489
Kencana Petroleum Bhd(1)	1,396,334	1,518,406
KNM Group Bhd(1)	1,245,950	342,560
Kuala Lumpur Kepong Bhd	235,100	1,833,564
Kulim (Malaysia) Bhd	860,000	1,199,419
Lafarge Malayan Cement Bhd	438,750	1,040,255
Lion Industries Corp. Bhd	540,300	249,019
Malayan Banking Bhd	1,200,787	3,419,625
Malaysia Airports Holdings Bhd	170,800	326,407
Malaysia Marine and Heavy Engineering Holdings Bhd	372,200	618,355
Malaysian Resources Corp. Bhd	1,423,500	782,171
Maxis Bhd	1,354,100	2,736,107
Media Prima Bhd	575,000	484,326
MISC Bhd	482,400	763,199
MMC Corp. Bhd	540,000	469,027
Mudajaya Group Bhd	510,600	433,999
Multi-Purpose Holdings Bhd	565,440	499,388
Parkson Holdings Bhd	453,978	780,896
Petronas Chemicals Group Bhd	2,832,900	6,099,370
Petronas Dagangan Bhd	424,200	2,715,595
Petronas Gas Bhd	219,400	1,215,548
Pharmaniaga Bhd(2)	6,792	6,020

Security	Shares	Value
PPB Group Bhd	312,700	$1,728,009
Public Bank Bhd	617,020	2,785,860
Resorts World Bhd	1,599,100	2,024,377
RHB Capital Bhd	356,200	865,710
SapuraCrest Petroleum Bhd	965,400	1,615,549
Shell Refining Co. Bhd	36,900	125,270
Sime Darby Bhd	1,924,639	6,185,078
Supermax Corp. Bhd	650,400	405,603
TA Enterprise Bhd	1,323,000	246,408
Tan Chong Motor Holdings Bhd	265,900	397,533
Telekom Malaysia Bhd	631,300	1,120,676
Tenaga Nasional Bhd	1,125,225	2,389,016
Top Glove Corp. Bhd	327,100	505,239
UEM Land Holdings Bhd(1)	1,095,050	725,378
UMW Holdings Bhd	213,000	551,885
Unisem (M) Bhd	483,600	227,789
Wah Seong Corp. Bhd	435,726	291,551
WCT Bhd	676,000	523,131
YTL Corp. Bhd	2,180,030	1,165,863
YTL Power International Bhd	1,355,821	769,079

		$81,794,167

Mauritius — 0.5%
Ireland Blyth, Ltd.	31,600	$85,414
LUX Island Resorts, Ltd.(1)	842,920	608,216
Mauritius Commercial Bank	1,228,500	7,012,292
New Mauritius Hotels, Ltd.	1,225,350	2,990,830
Rogers & Co., Ltd.	37,800	415,926
State Bank of Mauritius, Ltd.	937,000	2,610,509
Sun Resorts, Ltd.	376,999	511,865
United Basalt Products, Ltd.	43,200	163,331
United Docks, Ltd.(1)	27,400	82,498

		$14,480,881

Mexico — 6.4%
Alfa SAB de CV, Series A	590,500	$8,447,728
America Movil SAB de CV ADR, Series L	98,500	2,625,025
America Movil SAB de CV, Series L	25,824,850	34,476,882
Bolsa Mexicana de Valores SAB de CV	1,212,000	2,421,962
Cemex SAB de CV ADR(1)	139,672	1,009,829
Cemex SAB de CV, Series CPO(1)	9,713,291	7,024,378
Coca-Cola Femsa SA de CV, Series L(1)	74,200	787,573
Compartamos SAB de CV	2,206,700	2,683,423
Controladora Comercial Mexicana SA de CV(1)	260,300	546,340
Corporacion GEO SAB de CV, Series B(1)	391,700	523,231
Desarrolladora Homex SAB de CV(1)	249,950	698,658
Embotelladoras Arca SAB de CV	260,314	1,324,157
Empresas ICA SAB de CV(1)	1,678,500	3,038,476
Fomento Economico Mexicano SA de CV ADR	11,300	918,238
Fomento Economico Mexicano SA de CV, Series UBD	1,319,000	10,712,233
Genomma Lab Internacional SA de CV(1)	539,800	948,984
Grupo Aeroportuario del Pacifico SAB de CV, Class B	372,500	1,449,284
Grupo Aeroportuario del Sureste SAB de CV, Class B	95,500	784,033
Grupo Bimbo SA de CV, Series A	1,676,000	3,998,947
Grupo Carso SA de CV, Series A1	895,800	3,025,898
Grupo Elektra SA de CV	45,300	2,757,795
Grupo Financiero Banorte SAB de CV, Class O	2,997,400	14,455,504
Grupo Financiero Inbursa SAB de CV, Class O	4,549,400	10,006,204

Security	Shares	Value
Grupo Mexico SAB de CV, Series B	3,881,679	$11,964,533
Grupo Modelo SA de CV, Series C	467,500	3,303,665
Grupo Simec SA de CV, Series B(1)	92,000	285,126
Grupo Televisa SA ADR	30,800	676,676
Grupo Televisa SA, Series CPO	1,487,900	6,533,718
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	919,900	1,737,266
Industrias CH SAB de CV, Series B(1)	100,700	456,886
Industrias Penoles SA de CV	130,900	6,133,009
Inmuebles Carso SAB de CV(1)	714,800	633,807
Kimberly-Clark de Mexico SAB de CV, Class A	1,089,600	2,220,865
Mexichem SAB de CV	757,991	2,825,165
Minera Frisco SAB de CV(1)	714,800	3,093,857
Organizacion Soriana SAB de CV, Class B(1)	120,000	341,042
Promotora y Operadora de Infraestructura SAB de CV(1)	77,700	379,315
TV Azteca SAB de CV, Series CPO	625,000	408,799
Urbi Desarrollos Urbanos SAB de CV(1)	430,300	452,236
Wal-Mart de Mexico SAB de CV, Series V	3,701,900	10,586,236

		$166,696,983

Morocco — 1.6%
Alliances Developpement Immobilier SA	27,400	$2,333,142
Attijariwafa Bank	214,500	8,457,373
Banque Centrale Populaire	108,660	2,503,325
Banque Marocaine du Commerce Exterieur (BMCE)	121,692	2,846,687
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	255,994
Centrale Laitiere	850	131,302
Ciments du Maroc	7,760	875,622
Compagnie Generale Immobiliere	9,800	867,534
Cosumar Compagnie Sucriere Marocaine et de Raffinage	2,930	577,702
Credit Immobilier et Hotelier	6,440	191,291
Delta Holding SA	126,000	599,079
Douja Promotion Groupe Addoha SA	471,434	3,497,651
Holcim Maroc SA	5,574	1,280,778
Lafarge Ciments	14,410	2,584,730
Managem	14,262	2,730,627
Maroc Telecom	607,175	9,298,181
Samir(1)	11,980	739,382
Societe des Brasseries du Maroc	1,590	363,510
SONASID (Societe Nationale de Siderurgie)(1)	4,267	765,739
Wafa Assurance	2,190	832,442

		$41,732,091

Nigeria — 0.8%
Access Bank PLC	19,423,730	$722,920
Ashaka Cement PLC	2,154,293	134,681
Dangote Cement PLC	2,121,500	1,579,245
Dangote Flour Mills PLC	2,810,000	76,098
Dangote Sugar Refinery PLC	5,767,032	128,951
Diamond Bank PLC(1)	16,654,000	264,276
Ecobank Transnational, Inc.	9,578,418	713,278
Fidelity Bank PLC	22,430,824	190,582
First Bank of Nigeria PLC	32,229,046	2,042,152
First City Monument Bank PLC	22,646,859	789,791
Flour Mills of Nigeria PLC	660,000	245,867
Guaranty Trust Bank PLC	30,623,074	3,109,770
Guiness Nigeria PLC	924,075	1,412,684

Security	Shares	Value
Lafarge Cement WAPCO Nigeria PLC	2,336,900	$593,808
Nestle Nigeria PLC	282,360	758,348
Nigerian Breweries PLC	3,894,205	2,723,707
Oando PLC	5,236,498	539,252
PZ Cussons Nigeria PLC	1,481,250	200,411
Skye Bank PLC	16,027,300	402,287
UAC of Nigeria PLC	5,505,741	1,124,016
Unilever Nigeria PLC	2,757,800	517,710
United Bank for Africa PLC(1)	37,828,246	892,970
Zenith Bank PLC	33,601,962	3,019,468

		$22,182,272

Oman — 0.8%
Bank Dhofar SAOG	1,048,956	$1,211,713
Bank Muscat SAOG	2,900,121	4,691,514
Bank Sohar	2,451,900	985,422
Dhofar International Development & Investment Holding Co.	275,832	320,997
Galfar Engineering & Contracting SAOG	742,096	806,922
National Bank of Oman, Ltd.	420,055	318,179
Oman Cables Industry SAOG	93,600	201,573
Oman Cement Co. SAOG	520,400	862,999
Oman Flour Mills Co., Ltd. SAOG	481,100	561,679
Oman International Bank SAOG	1,340,435	880,405
Oman National Investment Corp. Holdings	272,868	211,268
Oman Telecommunications Co.	1,009,800	3,431,550
Omani Qatari Telecommunications Co. SAOG	954,500	1,357,559
Ominvest	680,493	686,029
Raysut Cement Co. SAOG	454,009	1,387,078
Renaissance Holdings Co.(1)	1,385,623	2,208,287
Shell Oman Marketing Co.	34,398	212,613

		$20,335,787

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	221,155	$155,227
Arif Habib Co., Ltd.	499,620	177,952
Azgard Nine, Ltd.(1)	1,954,200	149,981
Bank Alfalah, Ltd.	4,021,538	766,558
D.G. Khan Cement Co., Ltd.(1)	1,053,232	459,237
Engro Corp., Ltd.	721,687	763,547
Fauji Fertilizer Bin Qasim, Ltd.	1,184,000	560,973
Fauji Fertilizer Co., Ltd.	1,235,910	1,659,704
Habib Bank, Ltd.	462,825	569,245
Hub Power Co., Ltd.	4,969,800	2,021,297
Jahangir Siddiqui & Co., Ltd.(1)	2,323,700	378,975
Kot Addu Power Co., Ltd.	523,900	249,433
Lucky Cement, Ltd.	878,300	1,249,028
Millat Tractors, Ltd.	76,900	428,658
Muslim Commercial Bank, Ltd.	1,138,745	2,158,263
National Bank of Pakistan	1,474,861	726,231
Nishat Mills, Ltd.	1,359,810	790,515
Oil & Gas Development Co., Ltd.	1,578,991	2,875,572
Pakistan Oil Fields, Ltd.	289,300	1,226,158
Pakistan Petroleum, Ltd.	904,079	1,884,536
Pakistan State Oil Co., Ltd.	306,200	833,408

Security	Shares	Value
Pakistan Telecommunication Co., Ltd.	2,792,700	$382,817
SUI Northern Gas Pipelines, Ltd.	641,550	146,580
United Bank, Ltd.	775,745	725,851

		$21,339,746

Peru — 1.6%
Alicorp SA	1,774,300	$4,797,766
Banco Continental SA	279,280	703,356
Casa Grande SAA(1)	69,120	410,977
Cia de Minas Buenaventura SA ADR	221,080	9,123,972
Cia Minera Milpo SA	567,882	1,090,385
Credicorp, Ltd.	5,890	766,583
Credicorp, Ltd. ADR	59,994	7,853,815
Edegel SA	1,592,100	1,205,908
Edelnor SA	108,248	163,981
Energia del Sur SA	44,784	335,816
Ferreyros SA	486,707	538,226
Grana y Montero SA	904,512	3,069,278
Intergroup Financial Services Corp.	29,600	970,880
Luz del Sur SAA	211,550	595,272
Minsur SA	1,239,459	1,337,799
Sociedad Minera Cerro Verde SAA(1)	27,721	1,117,156
Southern Copper Corp.	193,427	6,359,880
Volcan Cia Minera SA, Class B	1,966,294	2,368,042

		$42,809,092

Philippines — 1.8%
Aboitiz Equity Ventures, Inc.	3,611,100	$4,350,150
Aboitiz Power Corp.	1,176,200	945,154
Alliance Global Group, Inc.	4,540,000	1,323,007
Ayala Corp.	192,195	1,953,390
Ayala Land, Inc.	3,951,800	1,999,111
Bank of the Philippine Islands	1,032,451	1,796,338
BDO Unibank, Inc.	928,020	1,451,105
DMCI Holdings, Inc.	1,733,600	2,441,533
Energy Development Corp.	6,100,000	850,228
Filinvest Land, Inc.	14,494,000	462,923
First Gen Corp.(1)	1,768,322	590,942
First Philippine Holdings Corp.	228,500	345,678
Globe Telecom, Inc.	18,040	478,906
Holcim Philippines, Inc.	1,492,000	423,525
International Container Terminal Services, Inc.	530,100	850,596
JG Summit Holding, Inc.	4,019,900	3,166,962
Jollibee Foods Corp.	573,300	1,519,508
Lopez Holdings Corp.	4,600,000	623,997
Manila Electric Co.	271,300	1,689,410
Manila Water Co.	254,600	148,903
Megaworld Corp.	12,596,000	644,127
Metropolitan Bank & Trust Co.	642,455	1,384,978
Philex Mining Corp.	5,579,225	3,292,218
Philippine Long Distance Telephone Co.	47,220	2,889,167
Robinsons Land Corp.	2,417,100	988,192
San Miguel Corp.	716,000	1,902,597
Semirara Mining Corp.	163,100	969,539
SM Investments Corp.	187,238	3,087,256

Security	Shares	Value
SM Prime Holdings, Inc.	4,412,799	$1,743,421
Universal Robina Corp.	809,600	1,243,894
Vista Land & Lifescapes, Inc.	3,675,000	378,074

		$45,934,829

Poland — 3.1%
Agora SA	134,330	$507,049
AmRest Holdings SE(1)	7,766	172,586
Asseco Poland SA	271,026	4,034,531
Bank Handlowy w Warszawie SA	31,670	761,857
Bank Millennium SA	419,685	552,009
Bank Pekao SA	125,238	5,909,710
Bioton SA(1)	19,497,500	493,519
Boryszew SA(1)	4,431,900	985,957
BRE Bank SA(1)	18,304	1,678,353
Budimex SA	25,400	638,765
Cinema City International NV(1)	71,200	671,131
Cyfrowy Polsat SA(1)	722,128	3,187,919
Enea SA	169,600	895,532
Eurocash SA	255,400	3,117,815
Get Bank SA(1)	1,107,095	667,073
Getin Holding SA(1)	378,250	274,752
Globe Trade Centre SA(1)	222,790	509,913
Grupa Kety SA	9,600	364,255
Grupa Lotos SA(1)	79,353	713,101
ING Bank Slaski SA	26,850	689,083
Kernel Holding SA(1)	97,900	2,160,163
KGHM Polska Miedz SA	158,280	6,998,638
KOPEX SA(1)	82,600	504,349
LPP SA	1,511	1,362,206
Lubelski Wegiel Bogdanka SA	45,700	1,842,328
Netia SA(1)	552,854	1,059,311
NG2 SA	19,400	356,472
Orbis SA(1)	30,000	363,825
PBG SA	62,183	500,848
Polimex-Mostostal SA	1,787,172	578,682
Polish Oil & Gas	2,012,500	2,606,498
Polska Grupa Energetyczna SA	808,600	4,840,014
Polski Koncern Naftowy Orlen SA(1)	373,700	4,359,754
Powszechna Kasa Oszczednosci Bank Polski SA	738,410	7,919,800
Powszechny Zaklad Ubezpieczen SA	56,000	5,666,284
Rovese SA(1)	130,650	174,277
Tauron Polska Energia SA	1,935,700	2,871,252
Telekomunikacja Polska SA	1,209,250	6,323,482
TVN SA	832,820	2,533,909
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,900	132,085
Zaklady Azotowe Pulawy SA	8,500	258,839

		$80,237,926

Qatar — 1.6%
Aamal Co. QSC(1)	86,373	$401,427
Barwa Bank(1)(2)	82,170	145,096
Barwa Real Estate Co.	114,193	875,653
Commercial Bank of Qatar	78,567	1,551,758
Doha Bank, Ltd.	49,996	798,280
Gulf International Services QSC	147,025	1,043,633

Security	Shares	Value
Industries Qatar	237,545	$9,512,448
Masraf Al Rayan	455,150	3,341,757
Qatar Electricity & Water Co.	70,280	2,746,895
Qatar Fuel	16,532	1,078,842
Qatar Gas Transport Co., Ltd. (NAKILAT)	448,640	2,034,813
Qatar Insurance Co.	22,362	460,794
Qatar International Islamic Bank	45,943	642,379
Qatar Islamic Bank	82,987	1,761,741
Qatar National Bank	226,774	8,289,444
Qatar National Cement Co.	11,550	337,568
Qatar Navigation	80,321	1,536,576
Qatar Telecom QSC	80,186	3,091,474
United Development Co.(1)	112,224	572,147
Vodafone Qatar(1)	1,007,110	2,390,470

		$42,613,195

Romania — 0.6%
Banca Transilvania(1)	8,749,520	$3,279,643
Biofarm Bucuresti	8,351,488	476,615
BRD-Group Societe Generale	1,852,560	5,797,669
OMV Petrom SA	41,816,100	5,014,090
Transelectrica SA	134,000	604,222
TRANSGAZ SA Medias	2,700	197,532

		$15,369,771

Russia — 6.0%
Aeroflot-Russian Airlines	229,000	$381,604
AvtoVAZ(1)	263,394	201,201
CTC Media, Inc.	247,967	2,685,483
Evraz PLC(1)	189,105	1,135,772
Federal Grid Co. Unified Energy System JSC	180,367,282	1,643,326
Federal Hydrogenerating Co. JSC	113,865,487	4,039,606
Federal Hydrogenerating Co. JSC ADR	56,000	194,844
IDGC Holding JSC(1)	14,107,700	1,008,701
LSR Group GDR(3)	186,400	997,724
LUKOIL OAO ADR	238,077	14,646,789
Magnit OJSC GDR	49,200	1,441,759
Magnitogorsk Iron & Steel Works GDR(1)(3)	53,108	281,788
Mail.ru Group, Ltd. GDR(1)(3)	63,600	2,750,576
Mechel ADR(1)	105,900	920,271
MMC Norilsk Nickel	2,386	422,032
MMC Norilsk Nickel ADR	5,076	90,048
MMC Norilsk Nickel GDR	245,824	4,373,137
Mobile TeleSystems OJSC	1,156,028	9,174,367
Mosenergo	8,811,603	530,115
NovaTek OAO GDR(3)	47,416	6,054,151
Novolipetsk Steel GDR(3)	40,436	875,527
OAO Gazprom	73,400	423,275
OAO Gazprom ADR	2,293,654	26,553,239
OAO Inter Rao Ues	1,911,956,200	1,781,943
OAO TMK GDR(3)	64,757	870,287
PIK Group GDR(1)(3)	166,400	384,362
Rosneft Oil Co. GDR(1)(3)	682.850	4,885,318
Rostelecom(1)	623,700	2,897,969
Rostelecom ADR(1)	30,400	835,696
RusHydro OJSC	5,150,925	192,912

Security	Shares	Value
Sberbank of Russia	7,545,888	$24,163,412
Sberbank of Russia ADR	325,500	4,215,984
Severstal OAO GDR(3)	84,845	1,154,074
Sistema JSFC	1,359,200	1,122,343
Sistema JSFC GDR(3)	41,430	787,775
SOLLERS(1)	24,262	401,988
Surgutneftegas OJSC ADR	411,203	4,118,707
Surgutneftegas OJSC ADR, PFC Shares	3,489,400	2,315,063
Tatneft ADR	101,766	3,777,489
TGK-2(1)	13,779,634	1,171
Transneft, PFC Shares	847	1,572,563
United Co. RUSAL PLC(1)	744,000	523,730
Uralkali OJSC GDR(3)	115,925	4,386,638
VimpelCom, Ltd. ADR	364,284	3,712,054
VTB Bank OJSC GDR(1)(3)	1,339,470	5,617,345
X5 Retail Group NV GDR(1)(3)	240,894	6,094,526
Yandex NV, Class A(1)	54,700	1,297,484

		$157,936,168

Slovenia — 0.5%
Gorenje DD(1)	37,265	$261,878
KRKA DD	88,405	5,568,471
Luka Koper(1)	35,250	458,152
Mercator Poslovni Sistem	8,415	1,485,627
Nova Kreditna Banka Maribor	123,892	541,914
Petrol	4,194	1,062,705
Reinsurance Co. Sava, Ltd.(1)	19,485	143,943
Sava DD(1)	4,180	44,003
Telekom Slovenije DD	15,242	1,437,967
Zavarovalnica Triglav DD	81,339	1,504,395

		$12,509,055

South Africa — 6.3%
ABSA Group, Ltd.	126,850	$2,614,210
Adcock Ingram Holdings, Ltd.	93,500	732,926
AECI, Ltd.	31,830	364,616
African Bank Investments, Ltd.	380,714	1,903,338
African Rainbow Minerals, Ltd.	38,400	894,954
Allied Electronics Corp., Ltd., PFC Shares	186,200	599,171
Anglo Platinum, Ltd.	24,280	1,579,034
AngloGold Ashanti, Ltd.	158,071	5,420,072
Aquarius Platinum, Ltd.	173,100	367,161
Arcelormittal South Africa, Ltd.	50,577	383,901
Arrowhead Properties, Ltd., Class A	39,781	32,241
Arrowhead Properties, Ltd., Class B	39,781	26,612
Aspen Pharmacare Holdings, Ltd.(1)	194,231	3,139,570
Aveng, Ltd.	536,790	2,743,390
AVI, Ltd.	119,300	740,217
Barloworld, Ltd.	282,820	3,566,895
Bidvest Group, Ltd.	321,596	7,611,487
Capital Property Fund	839,464	1,002,139
Clicks Group, Ltd.	147,300	885,848
DataTec, Ltd.	140,700	826,118
Discovery Holdings, Ltd.	250,145	1,655,535
FirstRand, Ltd.	1,525,650	4,961,768
Foschini, Ltd.	95,500	1,583,118

Security	Shares	Value
Gold Fields, Ltd.	305,577	$3,914,401
Grindrod, Ltd.	340,300	681,218
Group Five, Ltd.	81,460	310,559
Growthpoint Properties, Ltd.	605,700	1,636,379
Harmony Gold Mining Co., Ltd.	148,010	1,439,278
Hyprop Investments, Ltd.	67,500	499,315
Illovo Sugar, Ltd.	87,400	282,740
Impala Platinum Holdings, Ltd.	207,080	4,042,438
Imperial Holdings, Ltd.	81,680	1,776,049
Investec, Ltd.	111,500	641,248
JD Group, Ltd.	58,290	364,651
JSE, Ltd.	42,700	452,193
Kumba Iron Ore, Ltd.	35,260	2,497,067
Kumba Resources, Ltd.	69,510	1,853,167
Lewis Group, Ltd.	32,500	315,708
Liberty Holdings, Ltd.	73,900	838,608
Life Healthcare Group Holdings, Ltd.	504,900	1,746,859
Massmart Holdings, Ltd.	41,650	896,247
Medi-Clinic Corp., Ltd.	57,420	290,258
MMI Holdings, Ltd.	512,896	1,155,218
Mondi, Ltd.	58,230	537,076
Mr. Price Group, Ltd.	118,100	1,599,435
MTN Group, Ltd.	1,473,040	25,760,305
Murray & Roberts Holdings, Ltd.(1)	426,950	1,573,509
Nampak, Ltd.	271,938	785,173
Naspers, Ltd., Class N	166,142	10,024,469
Nedbank Group, Ltd.	89,230	1,947,200
Netcare, Ltd.	582,550	1,053,591
Northam Platinum, Ltd.	106,038	458,780
Pick’n Pay Stores, Ltd.	180,470	1,046,184
Pretoria Portland Cement Co., Ltd.	225,427	899,386
Raubex Group, Ltd.	93,000	171,895
Redefine Properties, Ltd.	1,261,400	1,338,115
Remgro, Ltd.	192,000	3,253,550
Reunert, Ltd.	249,860	2,313,796
RMB Holdings, Ltd.	293,400	1,268,339
RMI Holdings	483,800	1,083,351
Sanlam, Ltd.	757,390	3,267,814
Sappi, Ltd.(1)	222,236	804,925
Sasol, Ltd.	192,550	9,154,698
Shoprite Holdings, Ltd.	212,000	3,666,884
Spar Group, Ltd.	79,600	1,245,323
Standard Bank Group, Ltd.	470,921	6,956,583
Steinhoff International Holdings, Ltd.(1)	548,840	2,002,792
Sun International, Ltd.	30,482	322,226
Telkom South Africa, Ltd.	253,050	774,519
Tiger Brands, Ltd.	76,800	2,816,768
Tongaat-Hulett	21,000	283,499
Truworths International, Ltd.	184,600	1,972,418
Vodacom Group (Pty), Ltd.	256,600	3,567,952
Wilson Bayly Holmes-Ovcon, Ltd.	68,900	1,205,447
Woolworths Holdings, Ltd.	371,409	2,325,002

		$164,748,926

Security	Shares	Value
South Korea — 6.1%
AMOREPACIFIC Corp.	688	$660,436
Asiana Airlines, Inc.(1)	46,000	259,500
BS Financial Group, Inc.	60,370	618,173
Celltrion, Inc.	20,810	583,883
Cheil Industries, Inc.	18,800	1,603,193
Cheil Worldwide, Inc.	32,500	563,942
CJ CheilJedang Corp.	1,796	593,338
CJ Corp.	3,700	255,040
CJ O Shopping Co., Ltd.	3,130	490,429
Daelim Industrial Co., Ltd.	4,950	455,652
Daewoo Engineering & Construction Co., Ltd.(1)	37,741	313,559
Daewoo International Corp.	11,575	334,139
Daewoo Motor Sales Corp.(1)(2)	104,445	109,979
Daewoo Securities Co., Ltd.(1)	79,893	803,634
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	18,880	525,194
DGB Financial Group Co., Ltd.	48,450	563,969
Dong-A Pharmaceutical Co., Ltd.	3,386	221,512
Dongbu Insurance Co., Ltd.	22,640	901,631
Dongkuk Steel Mill Co., Ltd.	27,430	424,104
Doosan Corp.	3,160	383,945
Doosan Heavy Industries & Construction Co., Ltd.	14,200	665,729
Doosan Infracore Co., Ltd.(1)	16,600	307,922
E-Mart Co., Ltd.	5,028	1,193,123
GS Engineering & Construction Corp.	9,370	694,666
GS Holdings Corp.	21,100	1,101,300
Hana Financial Group, Inc.	84,530	2,881,723
Hanjin Heavy Industries & Construction Co., Ltd.(1)	9,911	145,573
Hanjin Shipping Co., Ltd.(1)	27,991	381,999
Hankook Tire Co., Ltd.	32,340	1,364,285
Hanmi Pharmaceutical Co., Ltd.(1)	6,379	338,597
Hansol Paper Co., Ltd.	30,000	203,137
Hanwha Chemical Corp.	38,690	757,243
Hanwha Corp.	27,690	705,593
Hite-Jinro Co., Ltd.	5,421	117,144
Honam Petrochemical Corp.	4,970	1,187,596
Hynix Semiconductor, Inc.(1)	108,590	2,676,463
Hyosung Corp.	13,380	681,006
Hyundai Department Store Co., Ltd.	6,215	874,034
Hyundai Development Co.	16,000	334,925
Hyundai Engineering & Construction Co., Ltd.	16,470	1,033,852
Hyundai Glovis Co., Ltd.	7,470	1,459,000
Hyundai Heavy Industries Co., Ltd.	10,970	2,726,046
Hyundai Marine & Fire Insurance Co., Ltd.	25,800	659,498
Hyundai Merchant Marine Co., Ltd.(1)	32,500	823,584
Hyundai Mipo Dockyard Co., Ltd.	3,775	406,938
Hyundai Mobis	16,900	4,569,199
Hyundai Motor Co.	41,500	9,796,914
Hyundai Securities Co., Ltd.(1)	43,870	359,086
Hyundai Steel Co.	17,530	1,516,654
Industrial Bank of Korea	54,280	596,027
Kangwon Land, Inc.	35,740	765,127
KB Financial Group, Inc.	127,611	4,317,470
KCC Corp.	1,445	369,518
Kia Motors Corp.	56,320	4,132,702

Security	Shares	Value
Korea Electric Power Corp.(1)	110,520	$2,120,211
Korea Exchange Bank	101,360	766,543
Korea Express Co., Ltd.(1)	4,349	299,690
Korea Gas Corp.	5,680	221,119
Korea Investment Holdings Co., Ltd.(1)	16,690	572,633
Korea Zinc Co., Ltd.	4,440	1,430,346
Korean Air Lines Co., Ltd.(1)	23,502	920,903
Korean Reinsurance Co.(1)	39,434	476,256
KT Corp.	44,253	1,147,573
KT Corp. ADR	16,800	215,880
KT&G Corp.	35,315	2,423,608
LG Chem, Ltd.	14,118	3,528,971
LG Corp.	19,110	967,224
LG Display Co., Ltd.(1)	47,300	1,044,165
LG Electronics, Inc.	22,220	1,370,950
LG Hausys, Ltd.	2,858	163,204
LG Household & Health Care, Ltd.	2,850	1,492,602
LG Life Sciences, Ltd.(1)	5,000	135,087
LG Uplus Corp.	154,920	764,962
LIG Insurance Co., Ltd.	12,400	256,780
Lotte Shopping Co., Ltd.	3,265	1,012,008
LS Corp.	7,030	468,377
LS Industrial Systems Co., Ltd.	3,800	193,326
Macquarie Korea Infrastructure Fund	31,415	153,917
Mirae Asset Securities Co., Ltd.	9,580	290,989
Namhae Chemical Corp.	15,250	124,796
NCsoft Corp.	2,850	735,057
NHN Corp.	8,075	1,825,476
Nong Shim Co., Ltd.	1,400	279,989
OCI Co., Ltd.	7,070	1,329,164
ORION Corp.	800	633,601
POSCO	22,127	7,330,195
S-Oil Corp.	14,285	1,224,671
S1 Corp.	5,750	287,103
Samsung C&T Corp.	30,720	2,078,197
Samsung Card Co., Ltd.	20,460	626,261
Samsung Electro-Mechanics Co., Ltd.	12,790	1,230,354
Samsung Electronics Co., Ltd.	25,200	30,843,826
Samsung Electronics Co., Ltd., PFC Shares	1,928	1,374,016
Samsung Engineering Co., Ltd.	6,600	1,249,545
Samsung Fine Chemicals Co., Ltd.	8,450	403,556
Samsung Fire & Marine Insurance Co., Ltd.	14,485	2,764,261
Samsung Heavy Industries Co., Ltd.	31,450	1,149,819
Samsung Life Insurance Co., Ltd.	33,600	2,966,142
Samsung SDI Co., Ltd.	6,350	909,897
Samsung Securities Co., Ltd.(1)	22,840	1,004,337
Samsung Techwin Co., Ltd.	9,295	565,358
Shinhan Financial Group Co., Ltd.	158,103	5,487,178
Shinsegae Co., Ltd.	1,775	388,855
SK Broadband Co., Ltd.(1)	83,346	237,409
SK C&C Co., Ltd.	3,900	321,459
SK Chemicals Co., Ltd.	11,460	568,713
SK Holdings Co., Ltd.	6,015	640,384
SK Innovation Co., Ltd.	20,079	2,775,472
SK Networks Co., Ltd.	26,310	216,325

Security	Shares	Value
SK Telecom Co., Ltd.	15,168	$1,816,316
SK Telecom Co., Ltd. ADR	9,450	127,764
STX Pan Ocean Co., Ltd.	54,780	284,196
TONGYANG Securities, Inc.	78,565	303,036
Woongjin Coway Co., Ltd.	14,650	468,123
Woori Finance Holdings Co., Ltd.	123,360	1,290,651
Woori Investment & Securities Co., Ltd.(1)	47,308	463,471
Yuhan Corp.	1,968	184,311

		$159,755,533

Taiwan — 6.0%
Acer, Inc.	645,990	$736,219
Advanced Semiconductor Engineering, Inc.	1,649,412	1,658,639
Altek Corp.	256,145	187,089
Ambassador Hotel	298,000	358,037
AmTRAN Technology Co., Ltd.	358,067	269,508
Asia Cement Corp.	994,461	1,190,991
Asia Optical Co., Inc.(1)	406,907	336,180
Asustek Computer, Inc.	197,325	1,982,241
AU Optronics Corp.	2,363,837	1,063,661
Capital Securities Corp.	711,928	253,139
Catcher Technology Co., Ltd.	211,647	1,343,793
Cathay Financial Holding Co., Ltd.	2,355,181	2,475,975
Chang Hwa Commercial Bank	1,952,740	1,076,647
Cheng Shin Rubber Industry Co., Ltd.	981,635	2,433,462
Chicony Electronics Co., Ltd.	152,599	296,182
Chimei Innolux Corp.(1)	1,479,884	609,236
China Airlines, Ltd.	1,481,887	573,559
China Development Financial Holding Corp.	4,084,804	1,027,729
China Life Insurance Co., Ltd.	920,050	815,750
China Motor Corp.	881,315	724,732
China Petrochemical Development Corp.	902,880	906,555
China Steel Corp.	3,705,873	3,679,118
Chinatrust Financial Holding Co., Ltd.	4,695,854	2,976,615
Chipbond Technology Corp.	259,000	348,051
Chong Hong Construction Co., Ltd.	166,139	339,075
Chunghwa Picture Tubes, Ltd.(1)	2,539,419	137,891
Chunghwa Telecom Co., Ltd.	1,880,746	5,880,748
Chunghwa Telecom Co., Ltd. ADR	20,616	638,684
Clevo Co.	170,426	264,550
Compal Electronics, Inc.	1,249,345	1,430,297
Coretronic Corp.	649,505	543,462
Delta Electronics, Inc.	446,105	1,317,690
Dynapack International Technology Corp.	111,374	565,677
E Ink Holdings, Inc.	267,000	289,194
E.Sun Financial Holding Co., Ltd.	1,495,144	789,283
Elan Microelectronics Corp.	345,300	473,601
Epistar Corp.	360,472	869,844
EVA Airways Corp.	1,016,118	607,348
Evergreen International Storage & Transport Corp.	319,000	156,921
Evergreen Marine Corp.	1,108,252	649,617
Everlight Electronics Co., Ltd.	281,291	574,208
Far Eastern Department Stores, Ltd.	1,155,313	1,237,711
Far Eastern New Century Corp.	963,798	1,082,058
Far EasTone Telecommunications Co., Ltd.	875,074	1,893,571
Faraday Technology Corp.	177,880	247,245

Security	Shares	Value
Feng Hsin Iron & Steel Co., Ltd.	183,260	$307,402
First Financial Holding Co., Ltd.	2,333,190	1,390,309
Formosa Chemicals & Fibre Corp.	1,237,980	3,573,248
Formosa International Hotels Corp.	32,028	432,387
Formosa Petrochemical Corp.	582,320	1,803,292
Formosa Plastics Corp.	1,619,670	4,581,074
Formosa Taffeta Co., Ltd.	842,000	793,011
Formosan Rubber Group, Inc.	433,000	276,161
Foxconn International Holdings, Ltd.(1)	582,000	275,213
Foxconn Technology Co., Ltd.	268,059	938,204
Fubon Financial Holding Co., Ltd.	2,207,152	2,283,458
Giant Manufacturing Co., Ltd.	150,208	751,073
Gintech Energy Corp.	139,649	136,488
Goldsun Development & Construction Co., Ltd.	889,928	340,744
Great Wall Enterprise Co., Ltd.	682,273	664,726
HannStar Display Corp.(1)	2,250,299	219,648
Highwealth Construction Corp.	227,705	379,693
Hon Hai Precision Industry Co., Ltd.	2,093,737	6,583,076
Hotai Motor Co., Ltd.	159,000	1,006,335
HTC Corp.	215,798	3,239,185
Hua Nan Financial Holdings Co., Ltd.	2,074,065	1,144,915
Inotera Memories, Inc.(1)	895,786	232,344
Inventec Co., Ltd.	614,460	235,240
KGI Securities Co., Ltd.	1,195,205	548,708
Largan Precision Co., Ltd.	27,795	437,768
Lite-On Technology Corp.	797,049	968,646
Macronix International Co., Ltd.	1,158,860	380,593
MediaTek, Inc.	307,462	2,648,916
Mega Financial Holding Co., Ltd.	4,636,800	3,645,538
Motech Industries, Inc.	122,451	177,446
Nan Kang Rubber Tire Co., Ltd.	689,279	1,007,032
Nan Ya Plastics Corp.	2,042,608	4,191,032
Neo Solar Power Corp.	588,631	390,299
Novatek Microelectronics Corp., Ltd.	215,942	649,938
Pegatron Corp.	433,028	622,912
Phison Electronics Corp.	60,363	427,415
Pou Chen Corp.	1,251,819	1,069,323
Powertech Technology, Inc.	273,865	464,453
President Chain Store Corp.	374,664	2,002,419
Qisda Corp.	714,000	173,646
Quanta Computer, Inc.	822,508	2,152,143
Radiant Opto-Electronics Corp.	265,119	1,106,048
Radium Life Tech Co., Ltd.	363,065	264,970
Realtek Semiconductor Corp.	117,994	254,666
RichTek Technology Corp.	101,478	612,815
Ritek Corp.(1)	1,292,159	190,595
Ruentex Development Co., Ltd.	331,350	473,345
Ruentex Industries, Ltd.	711,005	1,229,317
Sanyang Industrial Co., Ltd.	786,866	451,273
Shin Kong Financial Holding Co., Ltd.(1)	2,714,368	799,395
Shin Kong Synthetic Fibers Corp.	1,321,483	397,846
Siliconware Precision Industries Co., Ltd.	863,243	1,017,482
Simplo Technology Co., Ltd.	70,809	539,144
Sino-American Silicon Products, Inc.	336,233	578,445
SinoPac Financial Holdings Co., Ltd.	3,043,795	1,031,350

Security	Shares	Value
Solar Applied Materials Technology Corp.	305,690	$431,522
Star Comgisitic Capital Co., Ltd.	222,320	119,160
Synnex Technology International Corp.	409,818	957,051
Tainan Spinning Co., Ltd.	891,959	378,032
Taishin Financial Holdings Co., Ltd.	2,703,629	1,038,251
Taiwan Business Bank(1)	1,115,056	337,045
Taiwan Cement Corp.	1,175,850	1,393,698
Taiwan Cooperative Financial Holding Co., Ltd.(1)	1,267,826	779,139
Taiwan Fertilizer Co., Ltd.	348,000	828,051
Taiwan Glass Industry Corp.	519,200	515,058
Taiwan Mobile Co., Ltd.	860,784	2,773,956
Taiwan Semiconductor Manufacturing Co., Ltd.	5,707,465	16,869,176
Taiwan Tea Corp.	395,711	198,898
Tatung Co., Ltd.(1)	2,377,785	647,998
Teco Electric & Machinery Co., Ltd.	482,000	351,759
Tong Yang Industry Co., Ltd.	574,680	567,760
TPK Holding Co., Ltd.(1)	44,100	538,172
Tripod Technology Corp.	249,535	729,793
TSRC Corp.	314,600	757,302
TTY Biopharm Co., Ltd.	171,526	590,477
Tung Ho Steel Enterprise Corp.	532,060	504,117
U-Ming Marine Transport Corp.	186,000	314,952
Uni-President Enterprises Corp.	2,282,430	3,536,948
Unimicron Technology Corp.	359,000	405,621
United Microelectronics Corp.	3,397,090	1,776,927
Walsin Lihwa Corp.	958,000	276,934
Wan Hai Lines, Ltd.	518,962	261,601
Waterland Financial Holdings	990,837	336,855
Wei Chuan Food Corp.	379,000	412,493
Wintek Corp.	692,877	448,307
Wistron Corp.	704,311	1,050,722
WPG Holdings Co., Ltd.	459,489	623,814
Yageo Corp.	788,000	225,247
Yang Ming Marine Transport	700,755	295,874
Yieh Phui Enterprise	1,068,190	365,669
Young Fast Optoelectronics Co., Ltd.	147,302	313,350
Yuanta Financial Holding Co., Ltd.(1)	3,967,938	1,890,150
Yuen Foong Yu Paper Manufacturing Co., Ltd.	899,120	404,645
Yulon Motor Co., Ltd.	925,809	1,475,193
Zinwell Corp.	185,871	203,379

		$155,729,023

Thailand — 3.7%
Advanced Info Service PCL(5)	1,853,000	$11,018,556
Airports of Thailand PCL(5)	742,000	1,492,832
Asian Property Development PCL(5)	2,877,000	639,323
Bangkok Bank PCL	252,500	1,563,868
Bangkok Bank PCL(5)	101,800	640,659
Bangkok Dusit Medical Services PCL(1)(5)	559,400	1,671,399
Bank of Ayudhya PCL(5)	2,076,800	1,905,655
Banpu PCL(5)	77,400	1,401,561
BEC World PCL(5)	1,567,600	2,620,229
Bumrungrad Hospital PCL(5)	899,500	1,781,084
Cal-Comp Electronics (Thailand) PCL(5)	2,747,300	257,025
Central Pattana PCL(5)	426,000	693,322
CH. Karnchang PCL(5)	892,200	229,880

Security	Shares	Value
Charoen Pokphand Foods PCL(5)	4,153,900	$5,491,677
CP ALL PCL(1)(5)	2,981,100	7,379,562
Delta Electronics (Thailand) PCL(5)	1,087,100	871,678
Electricity Generating PCL(5)	207,400	659,747
Glow Energy PCL(5)	1,063,200	2,320,443
Hana Microelectronics PCL(5)	888,200	645,552
Indorama Ventures PCL(5)	730,000	815,530
IRPC PCL(5)	9,400,700	1,329,115
Italian-Thai Development PCL(1)(5)	4,702,400	558,285
Kasikornbank PCL(5)	998,000	5,274,071
Khon Kaen Sugar Industry PCL	1,832,000	791,817
Krung Thai Bank PCL(5)	1,945,000	1,135,235
L.P.N. Development PCL(5)	1,255,000	703,775
Land & Houses PCL	1,242,800	320,490
Land & Houses PCL(5)	1,350,700	351,064
Minor International PCL(5)	2,557,797	1,169,601
Precious Shipping PCL(5)	258,800	136,107
Pruksa Real Estate PCL(5)	1,150,000	574,479
PTT Exploration & Production PCL(5)	949,800	5,472,854
PTT Global Chemical PCL (1)(5)	906,050	2,024,516
PTT PCL(5)	601,460	6,839,889
Quality House PCL(5)	5,618,700	340,822
Ratchaburi Electricity Generating Holding PCL(5)	676,000	917,604
Sahaviriya Steel Industries PCL(1)(5)	6,249,960	154,574
Samart Corp. PCL(5)	1,341,500	415,463
Siam Cement PCL(5)	215,500	2,450,795
Siam City Cement PCL(5)	47,690	509,314
Siam Commercial Bank PCL(5)	1,211,000	5,903,928
Siam Makro PCL(5)	35,000	434,876
Sino Thai Engineering & Construction PCL(5)	2,479,500	1,086,243
Thai Airways International PCL(1)(5)	1,268,700	1,104,231
Thai Beverage PCL	7,386,000	1,964,998
Thai Oil PCL(5)	712,500	1,562,997
Thai Tap Water Supply Co., Ltd.(5)	3,598,200	759,088
Thai Union Frozen Products PCL(5)	643,335	1,521,644
Thanachart Capital PCL(5)	417,400	429,479
Thoresen Thai Agencies PCL(5)	824,160	514,038
TMB Bank PCL(5)	13,375,900	738,249
Total Access Communication PCL(5)	474,800	1,254,381
Total Access Communication PCL NVDR	723,300	1,963,857
TPI Polene PCL(5)	1,115,200	510,805
True Corp. PCL(1)(5)	14,176,797	1,696,705

		$97,014,971

Turkey — 3.2%
Adana Cimento Sanayii TAS	93,019	$211,996
Akbank TAS	1,479,533	5,499,966
Akcansa Cimento AS	56,400	250,521
Akenerji Elektrik Uretim AS(1)	308,455	374,172
Aksa Akrilik Kimya Sanayii AS	185,209	453,872
Albaraka Turk Katilim Bankasi AS(1)	312,900	331,560
Anadolu Efes Biracilik ve Malt Sanayii AS	212,239	2,991,773
Arcelik AS	339,754	1,490,862
Asya Katilim Bankasi AS(1)	944,900	963,600
Aygaz AS	121,813	563,930
Bagfas Bandirma Gubre Fabrikalari AS	6,300	709,589

Security	Shares	Value
BIM Birlesik Magazalar AS	105,560	$4,402,791
Cimsa Cimento Sanayi ve Ticaret AS	66,200	296,343
Coca-Cola Icecek AS	65,700	924,572
Dogan Sirketler Grubu Holding AS(1)	2,831,509	1,337,625
Dogan Yayin Holding AS(1)	1,086,804	433,619
Eczacibasi Ilac Sanayi ve Ticaret AS	356,500	436,421
Enka Insaat ve Sanayi AS	1,299,497	4,071,984
Eregli Demir ve Celik Fabrikalari TAS	2,511,265	3,421,698
Ford Otomotiv Sanayi AS	94,600	870,873
Gubre Fabrikalari TAS(1)	25,300	176,986
Haci Omer Sabanci Holding AS	854,018	3,551,952
Hurriyet Gazetecilik ve Matbaacilik AS(1)	783,538	446,148
Ihlas Holding AS(1)	1,865,600	1,211,287
Is Gayrimenkul Yatirim Ortakligi AS	527,286	351,331
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,170,360	639,849
KOC Holding AS	1,526,534	5,669,682
Koza Altin Isletmeleri AS	75,000	1,625,202
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	215,300	420,486
Koza Davetiyeleri(1)	215,300	422,408
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	225,000	144,828
Petkim Petrokimya Holding AS(1)	822,861	978,704
Petrol Ofisi AS(1)	93,978	244,939
Sekerbank TAS	747,999	400,517
TAV Havalimanlari Holding AS(1)	214,000	1,127,020
Tekfen Holding AS	355,317	1,295,596
Tofas Turk Otomobil Fabrikasi AS	194,200	860,143
Trakya Cam Sanayii AS	445,491	642,130
Tupras-Turkiye Petrol Rafinerileri AS	205,670	4,306,603
Turcas Petrolculuk AS	144,459	227,944
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	923,522	1,414,410
Turk Sise ve Cam Fabrikalari AS	614,899	1,050,942
Turk Telekomunikasyon AS	805,100	3,527,366
Turkcell Iletisim Hizmetleri AS(1)	1,292,800	6,432,328
Turkiye Garanti Bankasi AS(1)	2,046,100	7,532,798
Turkiye Halk Bankasi AS	325,100	2,278,940
Turkiye Is Bankasi	1,332,807	3,052,668
Turkiye Sinai Kalkinma Bankasi AS	293,332	381,094
Turkiye Vakiflar Bankasi TAO	587,200	1,054,003
Ulker Gida Sanayi ve Ticaret AS	226,859	687,420
Yapi ve Kredi Bankasi AS(1)	734,885	1,361,148
Yazicilar Holding AS	49,200	338,598
Zorlu Enerji Elektrik Uretim AS(1)	299,054	267,484

		$84,160,721

United Arab Emirates — 1.8%
Aabar Investments (PJSC)(1)(2)	2,497,440	$492,967
Abu Dhabi Commercial Bank (PJSC)(1)	2,487,000	2,256,462
Abu Dhabi National Hotels	718,461	390,600
Agthia Group (PJSC)	1,252,100	712,805
Air Arabia (PJSC)	9,312,600	1,492,980
Ajman Bank (PJSC)(1)	2,266,800	528,692
Aldar Properties (PJSC)	3,791,444	1,186,667
Amlak Finance (PJSC)(1)(2)	227,500	0
Arabtec Holding Co.(1)	9,222,875	8,517,106
Aramex (PJSC)	982,500	480,271
Dana Gas(1)	17,357,790	2,112,145

Security	Shares	Value
DP World, Ltd.	528,216	$6,042,986
Dubai Financial Market(1)	5,576,800	1,696,992
Dubai Investments (PJSC)	1,391,777	318,314
Dubai Islamic Bank (PJSC)	2,229,697	1,193,089
Emaar Properties (PJSC)	8,163,100	7,227,307
Emirates NBD (PJSC)	606,700	465,795
First Gulf Bank (PJSC)	1,178,840	2,881,348
Islamic Arabic Insurance Co.(1)	946,000	187,194
National Bank of Abu Dhabi (PJSC)	2,071,394	4,908,076
Ras Al Khaimah Cement Co.(1)	2,052,000	411,042
Ras Al Khaimah Co.	490,450	215,108
Ras Al Khaimah Properties (PJSC)(1)	2,244,000	229,960
Sorouh Real Estate Co.	848,925	258,674
Union National Bank	1,604,284	1,277,024
Waha Capital (PJSC)	2,364,751	390,855

		$45,874,459

Vietnam — 0.9%
Bank for Foreign Trade of Vietnam JSC	639,940	$1,012,115
Baoviet Holdings	339,000	1,125,583
Development Investment Construction Corp.	200,850	217,573
FPT Corp.	541,333	1,545,607
Gemadept Corp.	312,000	454,609
Hagl JSC(1)	904,532	1,236,515
HCM City Infrastructure Investment JSC	365,000	692,774
Hoa Phat Group JSC(1)	781,110	975,066
Kim Long Securities Corp.(1)	1,377,700	840,854
Kinh Bac City Development Share Holding Corp.(1)	328,860	255,872
Kinhdo Corp.	505,750	1,077,023
Masan Group Corp.(1)	173,890	916,780
PetroVietnam Construction JSC(1)	716,625	398,590
PetroVietnam Drilling and Well Services JSC(1)	587,083	1,145,944
PetroVietnam Fertilizer and Chemical JSC	737,000	1,274,415
PetroVietnam Technical Services JSC(1)	333,000	291,323
Pha Lai Thermal Power JSC(1)	483,390	245,669
Phu Nhuan Jewelry JSC	151,000	317,763
Refrigeration Electrical Engineering Corp.	1,182,100	1,004,716
Saigon Securities, Inc.	882,600	974,016
Song Da Urban & Industrial Zone Investment and Development JSC(1)	153,250	288,039
Tan Tao Investment Industry Co.(1)	1,413,490	636,912
Vietnam Construction and Import-Export JSC(1)	621,655	408,371
Vietnam Dairy Products JSC	346,485	1,502,797
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	991,310	1,052,230
Vincom JSC	523,245	2,537,457

		$22,428,613

Total Common Stocks (identified cost $2,354,123,959)		$2,559,312,992

Corporate Bonds — 0.0%(4)

Security	Principal Amount (000’s omitted)		Value
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	1,240	$22,863

Total Corporate Bonds (identified cost $27,437)			$22,863

Equity-Linked Securities(6) — 0.9%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.9%
Al Abdullatif Industrial Investment Co.(7)	7/6/12	24,300	$182,402
Al Rajhi Bank(7)	2/16/15	93,193	1,935,204
Alinma Bank(7)	6/4/12	156,100	623,331
Almarai Co., Ltd.(7)	11/24/14	80,000	1,426,591
Arab National Bank(7)	6/4/12	59,500	490,253
Bank Albilad(7)	9/21/12	38,000	304,490
Banque Saudi Fransi(7)	2/23/15	43,230	442,076
Dar Al Arkan Real Estate Development(7)	8/13/12	185,500	567,602
Etihad Etisalat Co.(7)	12/5/14	95,862	1,766,962
Fawaz Abdulaziz Alhokair Co.(7)	2/23/15	20,000	452,643
Jabal Omar Development Co.(7)	5/3/13	84,579	495,608
Jarir Marketing Co.(7)	6/4/12	16,950	722,032
Mobile Telecommunications Co.(7)	6/4/12	295,500	770,236
National Industrialization Co.(7)	5/14/12	211,504	2,021,869
Rabigh Refining and Petrochemicals Co.(7)	10/13/14	21,500	129,709
Riyad Bank(7)	6/11/12	82,700	549,649
Sahara Petrochemical Co.(7)	11/26/12	69,000	309,565
Samba Financial Group (7)	2/10/15	65,008	894,897
Saudi Arabian Amiantit Co.(7)	6/25/12	53,100	266,549
Saudi Arabian Fertilizer Co.(7)	6/4/12	14,650	720,253
Saudi Arabian Mining Co.(7)	6/25/12	54,900	489,683
Saudi Basic Industries Corp.(7)	2/23/15	89,696	2,454,549
Saudi British Bank(7)	10/2/12	22,400	218,612
Saudi Cable Co.(7)	9/21/12	30,000	156,991
Saudi Cement Co.(7)	8/13/12	15,300	397,779
Saudi Chemical Co.(7)	11/26/12	25,900	292,482
Saudi Electricity Co.(7)	6/25/12	268,400	978,707
Saudi Industrial Investment Group(7)	6/11/12	40,000	259,986
Saudi International Petrochemicals Co.(7)	9/21/12	40,700	235,777
Saudi Kayan Petrochemical Co.(7)	6/4/12	49,000	233,554
Saudi Telecom Co.(7)	5/21/12	78,600	887,610
Savola(7)	2/2/15	115,300	1,080,690
Yanbu National Petrochemicals Co.(7)	1/7/13	23,900	338,565

Total Equity-Linked Securities (identified cost $19,914,650)			$23,096,906

	N(000.000.000	N(000.000.000
Investment Funds — 0.1%

Security	Shares	Value
Vietnam Enterprise Investments, Ltd.(1)	1,239,727	$2,566,235

Total Investment Funds (identified cost $5,027,203)		$2,566,235

	N(000.000.000	N(000.000.000
Rights(1) — 0.0%(4)

Security	Shares	Value
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Exp. 5/31/12	258	$384
Cia de Bebidas das Americas, Exp. 6/1/12	633	5,470
Itausa-Investimentos Itau SA, Exp. 5/31/12	8,673	2,548
Kenya Airways, Ltd.	4,047,360	2,431
Qatar Navigation, Exp. 5/31/12	16,064	56,034
Sahaviriya Steel Industries PCL, Exp. 5/21/12	568	0
Thai Union Frozen Products PCL, Exp. 5/18/12	128,667	95,193

Total Rights (identified cost $0)		$162,060

Short-Term Investments — 0.9%
Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/12	$23,128	$23,128,379

Total Short-Term Investments (identified cost $23,128,379)		$23,128,379

Total Investments — 99.8% (identified cost $2,402,221,628)		$2,608,289,435

Other Assets, Less Liabilities — 0.2%		$5,594,901

Net Assets — 100.0%		$2,613,884,336

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

INR	-	Indian Rupee

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Amount is less than 0.05%.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $23,096,906 or 0.9% of the Fund’s net assets.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	12.1%	$316,891,117
Hong Kong Dollar	7.9	206,877,308
South African Rand	6.3	164,381,765
Brazilian Real	6.3	163,831,439
Mexican Peso	6.2	161,467,215
South Korean Won	6.1	159,411,889
Indian Rupee	6.1	158,586,953
New Taiwan Dollar	5.9	154,815,126
Thai Baht	3.6	93,890,785
Indonesian Rupiah	3.3	85,263,502
Chilean Peso	3.2	84,682,960
New Turkish Lira	3.2	84,160,721
Malaysian Ringgit	3.1	81,794,167
Polish Zloty	3.1	80,237,926
Philippine Peso	1.8	45,934,829
Qatari Riyal	1.6	42,669,229
Hungarian Forint	1.6	42,478,950
Egyptian Pound	1.6	41,760,734
Moroccan Dirham	1.6	41,732,091
Kuwaiti Dinar	1.5	40,212,789
United Arab Emirates Dirham	1.5	39,831,473
Colombian Peso	1.5	39,133,592
Czech Koruna	1.5	38,806,694
Other currency, less than 1% each	9.2	239,436,181

Total Investments	99.8%	$2,608,289,435

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	26.0%	$679,131,132
Materials	11.6	303,476,861
Telecommunication Services	10.7	279,036,403
Industrials	10.2	266,645,771
Energy	10.0	260,415,337
Consumer Staples	8.8	229,435,038
Information Technology	7.4	193,455,583
Consumer Discretionary	7.3	192,293,432
Utilities	4.9	127,381,209
Health Care	1.9	51,139,132
Other	0.9	23,313,302
Investment Funds	0.1	2,566,235

Total Investments	99.8%	$2,608,289,435

The Fund did not have any open financial instruments at April 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,416,318,938

Gross unrealized appreciation	$470,352,451
Gross unrealized depreciation	(278,381,954)

Net unrealized appreciation	$191,970,497

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$27,691,040	$1,014,049,675		$882,613	$1,042,623,328
Emerging Europe	15,979,207	439,918,634		—	455,897,841
Latin America	522,659,616	—		—	522,659,616
Middle East/Africa	7,895,946	529,586,584		649,677	538,132,207
Total Common Stocks	$574,225,809	$1,983,554,893	*	$1,532,290	$2,559,312,992
Corporate Bonds	$—	$22,863		$—	$22,863
Equity-Linked Securities	—	23,096,906		—	23,096,906
Investment Funds	—	2,566,235		—	2,566,235
Rights	162,060	0		—	162,060
Short-Term Investments	—	23,128,379		—	23,128,379
Total Investments	$574,387,869	$2,032,369,276		$1,532,290	$2,608,289,435

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks
Balance as of January 31, 2012	$1,054,305
Realized gains (losses)	10,147
Change in net unrealized appreciation (depreciation)	(94,875)
Cost of purchases	—
Proceeds from sales	(10,147)
Accrued discount (premium)	—
Transfers to Level 3*	572,860
Transfers from Level 3*	—

Balance as of April 30, 2012	$1,532,290

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2012	$(84,256)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 1 and Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

At April 30, 2012, investments having a value of $3,284,532 and $2,271,890 at January 31, 2012 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, during the three months then ended. The change in the level designations within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Parametric Structured International Equity Fund

April 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Australia — 6.7%
AGL Energy, Ltd.	10,720	$166,817
Amcor, Ltd.	43,790	341,777
Australia and New Zealand Banking Group, Ltd.	2,615	64,782
BHP Billiton, Ltd.	7,617	282,646
CFS Retail Property Trust	43,132	86,276
Commonwealth Bank of Australia	12,644	682,055
Computershare, Ltd.	8,306	72,442
CSL, Ltd.	2,476	94,287
GPT Group	9,030	30,743
Harvey Norman Holdings, Ltd.	11,517	24,149
Metcash, Ltd.	31,313	128,833
Newcrest Mining, Ltd.	895	24,389
Orica, Ltd.	8,683	241,644
Origin Energy, Ltd.	13,982	192,098
OZ Minerals, Ltd.	5,697	54,854
Qantas Airways, Ltd.(1)	46,443	78,730
Rio Tinto, Ltd.	2,180	149,166
Tabcorp Holdings, Ltd.	11,542	34,428
Tatts Group, Ltd.	15,658	42,051
Telstra Corp., Ltd.	10,506	38,735
Transurban Group	37,219	227,262
Wesfarmers, Ltd.	6,381	200,375
Wesfarmers, Ltd. PPS	2,820	91,685
Westpac Banking Corp.	5,355	126,197
Woodside Petroleum, Ltd.	1,457	52,690
Woolworths, Ltd.	6,414	172,946

		$3,702,057

Austria — 1.0%
Immofinanz AG(1)	16,359	$57,595
OMV AG	5,969	201,912
Telekom Austria AG	10,940	120,040
Verbund AG	5,862	164,277
Vienna Insurance Group	284	11,565

		$555,389

Belgium — 3.3%
Anheuser-Busch InBev NV	8,532	$614,948
Belgacom SA	3,341	94,935
Colruyt SA	3,436	140,780
Delhaize Group SA	4,793	233,282
Groupe Bruxelles Lambert SA	3,685	255,743
Mobistar SA	1,043	39,493
Solvay SA	1,709	208,183
UCB SA	3,847	179,887
Umicore SA	1,111	60,332

		$1,827,583

1

Security	Shares	Value
Denmark — 3.5%
A.P. Moller-Maersk A/S, Class A	16	$119,341
A.P. Moller-Maersk A/S, Class B	14	109,619
Carlsberg A/S, Class B	147	12,689
Coloplast A/S	1,800	333,243
DSV A/S	7,100	161,914
Novo Nordisk A/S, Class B	4,838	713,232
Novozymes A/S, Class B	12,056	316,382
Tryg A/S	1,400	78,167
William Demant Holding A/S(1)	1,050	99,203

		$1,943,790

Finland — 3.0%
Elisa Oyj	5,166	$116,501
Fortum Oyj	3,909	84,081
Kesko Oyj, Class B	2,029	54,271
Kone Oyj, Class B	5,542	342,962
Nokia Oyj	60,418	218,816
Nokian Renkaat Oyj	3,476	165,011
Orion Oyj, Class B	1,816	37,044
Sampo Oyj	8,291	220,748
Sanoma Oyj	2,465	25,777
Stora Enso Oyj	12,941	88,576
UPM-Kymmene Oyj	2,941	37,742
Wartsila Oyj	6,193	250,957

		$1,642,486

France — 6.0%
Air Liquide SA	4,515	$580,751
AtoS	1,740	112,127
Christian Dior SA	507	76,451
Compagnie Generale des Etablissements Michelin, Class B	1,968	147,074
Dassault Systemes SA	2,285	221,735
EDF SA	2,501	52,986
Essilor International SA	2,311	203,638
France Telecom SA	2,622	35,943
GDF Suez	7,769	178,875
Imerys SA	900	51,282
L’Oreal SA	4,894	589,123
LVMH Moet Hennessy Louis Vuitton SA	755	125,251
M6-Metropole Television	2,950	45,326
Neopost SA	1,385	79,710
PPR SA	1,620	271,106
Sanofi SA	2,516	192,177
Societe BIC SA	1,160	127,778
Suez Environnement Co. SA	8,530	120,325
Total SA	2,406	115,497
Vivendi SA	603	11,153

		$3,338,308

Germany — 6.3%
Bayerische Motoren Werke AG	2,904	$276,206
Bayerische Motoren Werke AG, PFC Shares	2,072	128,995
Beiersdorf AG	2,967	208,214

2

Security	Shares	Value
Continental AG	453	$43,936
Daimler AG	3,379	186,965
Deutsche Lufthansa AG	6,952	90,532
Deutsche Post AG	7,780	145,283
Deutsche Telekom AG	9,603	108,271
E.ON AG	823	18,634
Fraport AG	442	28,741
Hannover Rueckversicherung AG	1,886	114,136
Henkel AG & Co. KGaA	4,612	282,395
Henkel AG & Co. KGaA, PFC Shares	2,906	216,250
Linde AG	1,181	202,144
Porsche Automobil Holding SE, PFC Shares	392	23,949
SAP AG	12,261	813,070
Siemens AG	2,880	267,323
ThyssenKrupp AG	1,531	36,308
United Internet AG	5,328	105,439
Volkswagen AG	72	12,300
Volkswagen AG, PFC Shares	1,028	194,866

		$3,503,957

Greece — 0.1%
Coca-Cola Hellenic Bottling Co. SA(1)	2,005	$39,824
OPAP SA	4,906	43,845

		$83,669

Hong Kong — 4.8%
Bank of East Asia, Ltd.	49,800	$185,616
BOC Hong Kong (Holdings), Ltd.	73,000	226,102
Cathay Pacific Airways, Ltd.	34,000	57,522
Cheung Kong Infrastructure Holdings, Ltd.	19,000	112,355
CLP Holdings, Ltd.	27,000	231,138
Hang Lung Group, Ltd.	22,000	137,070
Hang Seng Bank, Ltd.	29,200	399,876
Henderson Land Development Co., Ltd.	6,000	34,045
Hong Kong & China Gas Co., Ltd.	124,760	318,687
Hopewell Holdings, Ltd.	23,500	62,983
Link REIT (The)	96,000	398,162
MTR Corp., Ltd.	36,000	127,679
Power Assets Holdings, Ltd.	33,500	250,541
Shangri-La Asia, Ltd.	6,000	12,713
Wharf (Holdings), Ltd. (The)	4,000	23,721
Wing Hang Bank, Ltd.	9,500	100,717

		$2,678,927

Ireland — 1.1%
CRH PLC	3,354	$67,986
Elan Corp. PLC(1)	6,705	92,436
Kerry Group PLC, Class A	8,599	389,332
Ryanair Holdings PLC(1)	12,915	72,934

		$622,688

Israel — 3.1%
Bank Hapoalim B.M.	61,516	$228,281
Bank Leumi Le-Israel B.M.	36,360	113,741

3

	N(000.000.000	N(000.000.000
Security	Shares	Value
Bezeq Israeli Telecommunication Corp., Ltd.	54,244	$90,432
Cellcom Israel, Ltd.	2,196	27,678
Elbit Systems, Ltd.	3,633	132,538
Israel Chemicals, Ltd.	18,421	210,715
Israel Corp., Ltd.	46	29,982
Israel Discount Bank, Ltd., Series A(1)	22,848	29,630
Mizrahi Tefahot Bank, Ltd.(1)	7,814	70,410
NICE Systems, Ltd.(1)	3,317	127,166
Partner Communications Co., Ltd.	7,964	59,524
Teva Pharmaceutical Industries, Ltd. ADR	13,037	596,312

		$1,716,409

Italy — 4.2%
A2A SpA	23,614	$14,985
Atlantia SpA	8,162	123,755
Autogrill SpA	1,849	18,411
Enel SpA	15,994	52,451
ENI SpA	33,996	755,385
EXOR SpA	2,385	55,530
Luxottica Group SpA	4,396	157,189
Parmalat SpA	62,031	140,306
Pirelli & C. SpA	17,603	214,487
Prysmian SpA	1,111	18,097
Saipem SpA	4,632	228,944
Snam Rete Gas SpA	54,966	261,120
Telecom Italia SpA, PFC Shares	56,237	52,673
Tenaris SA	1,875	36,497
Terna Rete Elettrica Nazionale SpA	48,834	181,407

		$2,311,237

Japan — 12.8%
ABC-Mart, Inc.	1,100	$40,057
All Nippon Airways Co., Ltd.	34,000	99,787
Aozora Bank, Ltd.	18,000	46,166
Bank of Kyoto, Ltd. (The)	13,000	110,132
Bank of Yokohama, Ltd. (The)	43,000	208,251
Canon, Inc.	1,000	45,328
Chiba Bank, Ltd. (The)	21,000	127,586
Chugai Pharmaceutical Co., Ltd.	6,800	122,388
Chugoku Bank, Ltd. (The)	3,000	37,909
Dainippon Sumitomo Pharma Co., Ltd.	6,700	67,099
Electric Power Development Co., Ltd.	1,700	47,038
FamilyMart Co., Ltd.	3,100	137,989
Gunma Bank, Ltd. (The)	20,000	101,476
Hachijuni Bank, Ltd. (The)	24,000	130,615
Hamamatsu Photonics K.K.	5,000	198,693
Hiroshima Bank, Ltd. (The)	34,000	138,128
Honda Motor Co., Ltd.	9,000	323,903
Isetan Mitsukoshi Holdings, Ltd.	12,000	130,707
ITOCHU Techno-Solutions Corp.	400	18,251
Iyo Bank, Ltd. (The)	6,000	49,792
Japan Real Estate Investment Corp.	6	53,153
JX Holdings, Inc.	4,900	27,640
Kamigumi Co., Ltd.	14,000	112,518
Kansai Paint Co., Ltd.	10,000	107,631
Keikyu Corp.	4,000	34,340

4

Security	Shares	Value
Keio Corp.	23,000	$166,352
Keyence Corp.	1,100	259,627
Kintetsu Corp.	22,000	77,611
Kyowa Hakko Kirin Co., Ltd.	8,000	84,091
Lawson, Inc.	2,100	139,032
McDonald’s Holdings Co. (Japan), Ltd.	5,600	158,918
Miraca Holdings, Inc.	800	31,507
Mitsubishi Logistics Corp.	4,000	43,877
Mitsubishi Tanabe Pharma Corp.	7,000	97,163
Mizuho Financial Group, Inc.	34,500	54,390
NGK Spark Plug Co., Ltd.	8,000	114,211
Nidec Corp.	700	62,907
Nippon Electric Glass Co., Ltd.	4,000	32,319
Nishi-Nippon City Bank, Ltd. (The)	19,000	50,253
Nitori Co., Ltd.	600	55,212
NTT DoCoMo, Inc.	272	464,440
Odakyu Electric Railway Co., Ltd.	17,000	157,562
Ono Pharmaceutical Co., Ltd.	3,000	169,861
Oracle Corp. Japan	800	30,900
Oriental Land Co., Ltd.	1,400	155,220
Rakuten, Inc.	203	226,415
Rinnai Corp.	800	58,283
Sankyo Co., Ltd.	700	33,751
Santen Pharmaceutical Co., Ltd.	3,600	150,656
Seven Bank, Ltd.	14,800	36,567
Shikoku Electric Power Co., Inc.	5,700	147,230
Shizuoka Bank, Ltd. (The)	18,000	188,365
Sumitomo Heavy Industries, Ltd.	5,000	25,788
Sumitomo Metal Mining Co., Ltd.	2,000	26,235
Suruga Bank, Ltd.	8,000	79,791
Suzuken Co., Ltd.	2,700	81,667
Sysmex Corp.	1,500	60,282
Taisho Pharmaceutical Holdings Co., Ltd.	600	48,017
Takashimaya Co., Ltd.	14,000	106,120
Takeda Pharmaceutical Co., Ltd.	1,100	47,999
TEIJIN, Ltd.	3,000	10,089
Toho Gas Co., Ltd.	14,000	84,474
Tokyo Gas Co., Ltd.	22,000	106,163
TonenGeneral Sekiyu K.K.	12,000	112,241
Tsumura & Co.	3,300	88,174
Uni-Charm Corp.	3,800	212,578
USS Co., Ltd.	930	94,337
Yahoo! Japan Corp.	114	34,212
Yakult Honsha Co., Ltd.	3,400	125,245
Yokogawa Electric Corp.	3,000	28,796

		$7,135,505

Luxembourg — 0.1%
SES SA	2,944	$70,540

		$70,540

Netherlands — 5.0%
Akzo Nobel NV	4,723	$253,298
ASML Holding NV	9,305	473,467
Delta Lloyd NV	2,430	40,983
European Aeronautic Defence & Space Co.	7,838	309,747

5

Security	Shares	Value
Heineken Holding NV	1,651	$76,462
Heineken NV	5,135	281,056
Koninklijke Ahold NV	26,422	335,359
Koninklijke DSM NV	4,129	236,942
Koninklijke KPN NV	39,805	357,364
Koninklijke Vopak NV	859	55,402
Philips Electronics NV	1,988	39,562
QIAGEN NV(1)	4,507	74,521
Reed Elsevier NV	2,797	33,007
Royal Boskalis Westminster NV	724	26,447
Unilever NV	5,892	201,826

		$2,795,443

New Zealand — 1.0%
Auckland International Airport, Ltd.	72,562	$149,889
Chorus, Ltd.(1)	6,628	18,509
Contact Energy, Ltd.(1)	8,184	32,416
Fletcher Building, Ltd.	17,015	86,804
Sky City Entertainment Group, Ltd.	38,433	120,605
Telecom Corporation of New Zealand, Ltd.	58,390	125,535

		$533,758

Norway — 3.2%
DNB ASA	4,086	$44,041
Gjensidige Forsikring ASA	4,580	51,601
Norsk Hydro ASA	45,200	220,405
Orkla ASA	24,907	182,930
Seadrill, Ltd.	3,100	120,193
Statoil ASA	26,073	699,600
Telenor ASA	25,100	461,373
Yara International ASA	500	24,510

		$1,804,653

Portugal — 1.0%
CIMPOR-Cimentos de Portugal, SGPS, SA	20,020	$146,455
EDP-Energias de Portugal SA	49,749	142,267
Galp Energia, SGPS, SA, Class B	6,544	103,024
Jeronimo Martins, SGPS, SA	6,530	122,205
Portugal Telecom, SGPS, SA	6,840	36,807

		$550,758

Singapore — 4.6%
Ascendas Real Estate Investment Trust	88,000	$147,627
ComfortDelGro Corp., Ltd.	28,000	34,566
DBS Group Holdings, Ltd.	53,000	595,420
Fraser and Neave, Ltd.	8,000	45,402
Oversea-Chinese Banking Corp., Ltd.	65,000	469,396
Singapore Airlines, Ltd.	18,000	155,118
Singapore Press Holdings, Ltd.	61,000	195,436
Singapore Technologies Engineering, Ltd.	19,000	46,141
Singapore Telecommunications, Ltd.	122,000	306,887
United Overseas Bank, Ltd.	30,000	465,462
UOL Group, Ltd.	26,000	94,753

		$2,556,208

6

Security	Shares	Value
Spain — 4.2%
Abertis Infraestructuras SA	8,374	$129,708
Acerinox SA	1,471	17,958
ACS Actividades de Construccion y Servicios SA	2,926	53,821
Amadeus IT Holding SA, Class A	6,751	138,206
Banco Popular Espanol SA	10,191	32,590
Bankia SA(1)	34,034	116,894
CaixaBank SA	28,536	98,371
Enagas	7,647	134,346
Ferrovial SA	2,811	31,346
Fomento de Construcciones y Contratas SA	2,802	47,940
Grifols SA(1)	4,142	104,288
Iberdrola SA	44,234	206,119
Indra Sistemas SA	3,939	40,900
Industria de Diseno Textil SA	3,910	352,425
International Consolidated Airlines Group SA(1)	28,622	82,340
Red Electrica Corp. SA	3,386	147,415
Telefonica SA	29,961	437,513
Zardoya Otis SA	13,390	164,185

		$2,336,365

Sweden — 4.3%
Atlas Copco AB, Class A	2,400	$57,112
Atlas Copco AB, Class B	1,400	29,400
Boliden AB	15,500	249,253
Electrolux AB, Series B	2,600	57,975
Hennes & Mauritz AB, Class B	8,450	289,739
Holmen AB, Class B	1,272	33,787
Husqvarna AB, Class B	10,200	58,729
Millicom International Cellular SA SDR	1,925	203,743
Nordea Bank AB	40,800	361,096
Skanska AB	6,400	104,228
Svenska Cellulosa AB, Class B	13,618	215,882
Swedbank AB, Class A	3,300	54,475
Tele2 AB, Class B	10,700	203,547
Telefonaktiebolaget LM Ericsson, Class B	17,348	171,979
TeliaSonera AB	46,000	306,361

		$2,397,306

Switzerland — 6.5%
ABB, Ltd.(1)	683	$12,446
Actelion, Ltd.(1)	780	33,031
ARYZTA AG(1)	615	30,979
Baloise Holding AG	1,010	78,219
Givaudan SA(1)	120	116,494
Kuehne & Nagel International AG	686	83,421
Lindt & Spruengli AG	2	78,331
Lindt & Spruengli AG PC	33	107,573
Nestle SA	14,022	859,398
Novartis AG	11,666	644,153
Roche Holding AG PC	3,639	665,065
Schindler Holding AG	926	118,261

7

	N(000.000.000	N(000.000.000
Security	Shares	Value
Schindler Holding AG PC	1,078	$139,512
SGS SA	146	282,259
Straumann Holding AG	139	23,097
Swatch Group, Ltd. (The)	659	52,679
Swatch Group, Ltd. (The), Bearer Shares	80	36,961
Swisscom AG	661	246,165
Synthes, Inc.(2)	90	15,522

		$3,623,566

United Kingdom — 13.2%
Anglo American PLC	1,510	$58,354
AstraZeneca PLC	13,055	572,088
BAE Systems PLC	99,946	478,964
BG Group PLC	19,488	459,823
BHP Billiton PLC	10,926	351,728
BP PLC	55,134	398,293
Burberry Group PLC	2,492	60,068
Centrica PLC	83,855	417,222
Compass Group PLC	15,120	158,069
Experian PLC	14,617	230,864
GlaxoSmithKline PLC	3,248	75,034
Imperial Tobacco Group PLC	275	10,997
Kingfisher PLC	72,651	342,619
Next PLC	5,169	245,824
Reed Elsevier PLC	13,534	111,994
Resolution, Ltd.	6,824	24,790
Rexam PLC	5,764	40,235
Rolls-Royce Holdings PLC(1)	35,768	478,233
Rolls-Royce Holdings PLC, PFC Shares(1)	3,791,408	6,153
Royal Dutch Shell PLC, Class A	19,668	701,477
Royal Dutch Shell PLC, Class B	14,074	515,032
Sage Group PLC (The)	42,240	196,250
Serco Group PLC	12,505	110,194
Shire PLC	11,020	359,171
SSE PLC	3,277	70,270
Vodafone Group PLC	149,657	414,244
Whitbread PLC	3,759	117,595
WM Morrison Supermarkets PLC	67,103	305,638

		$7,311,223

Total Common Stocks (identified cost $52,225,626)		$55,041,825

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(4)	$572	$571,605

Total Short-Term Investments (identified cost $571,605)		$571,605

8

	N(000.000.000	N(000.000.000
Total Investments — 100.0% (identified cost $52,797,231)		$55,613,430

Other Assets, Less Liabilities — (0.0)%(3)		$(25,211)

Net Assets — 100.0%		$55,588,219

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

PPS	-	Partially Protected Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2012 was $71.

9

Currency Concentration of Portfolio

	N(000.000.000	N(000.000.000
Currency	Percentage of Net Assets	Value
Euro	35.2%	$19,570,437
British Pound Sterling	13.3	7,379,209
Japanese Yen	12.8	7,135,505
Australian Dollar	6.7	3,702,057
Swiss Franc	6.5	3,623,566
Hong Kong Dollar	4.8	2,678,927
Singapore Dollar	4.6	2,556,208
Swedish Krona	4.3	2,397,306
Danish Krone	3.5	1,943,790
Norwegian Krone	3.2	1,804,653
United States Dollar	2.1	1,167,917
Israeli Shekel	2.0	1,120,097
New Zealand Dollar	1.0	533,758

Total Investments	100.0%	$55,613,430

Sector Classification of Portfolio

	N(000.000.000	N(000.000.000
Sector	Percentage of Net Assets	Value
Financials	14.1%	$7,819,200
Industrials	12.6	7,012,283
Consumer Staples	11.8	6,539,921
Health Care	11.1	6,156,333
Consumer Discretionary	10.9	6,071,885
Materials	9.3	5,180,919
Energy	8.5	4,720,346
Telecommunication Services	7.9	4,377,866
Utilities	6.7	3,743,639
Information Technology	6.1	3,419,433
Short-Term Investments	1.0	571,605

Total Investments	100.0%	$55,613,430

10

The Fund did not have any open financial instruments at April 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,935,460

Gross unrealized appreciation	$5,270,853
Gross unrealized depreciation	(2,592,883)

Net unrealized appreciation	$2,677,970

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$16,606,455		$—	$16,606,455
Developed Europe	1,107,014	35,611,947		—	36,718,961
Middle East/Africa	596,312	1,120,097		—	1,716,409
Total Common Stocks	$1,703,326	$53,338,499	*	$—	$55,041,825
Short-Term Investments	$—	$571,605		$—	$571,605
Total Investments	$1,703,326	$53,910,104		$—	$55,613,430

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2012, investments having a value of $127,182 and $1,068,093 at January 31, 2012 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, during the three months then ended. The change in the level designations within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

11

Item 2.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson President

Date: June 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson President

Date: June 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell Treasurer

Date: June 25, 2012